UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Bond Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of July 31, 2019

% of fund's net assets
Illinois	19.7
Texas	9.7
Florida	9.5
New York	5.8
New Jersey	4.7

Top Five Sectors as of July 31, 2019

% of fund's net assets
General Obligations	26.4
Health Care	23.8
Transportation	17.3
Electric Utilities	9.0
Special Tax	6.3

Quality Diversification (% of fund's net assets)

As of July 31, 2019
AAA	3.3%
AA,A	75.7%
BBB	15.5%
BB and Below	1.7%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Alabama - 0.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,181,420
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,739,835

TOTAL ALABAMA		4,921,255

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,131,876
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	$1,685,000	$1,981,290
5% 10/1/33	2,200,000	2,572,262
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	965,000	999,373

TOTAL ALASKA		10,684,801

Arizona - 1.6%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,352,285
5% 6/1/27	500,000	626,585
5% 6/1/29	1,725,000	2,187,197
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,850,010
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/23 (FSA Insured)	5,000,000	5,033,850
5.25% 10/1/26 (FSA Insured)	1,000,000	1,006,770
5.25% 10/1/28 (FSA Insured)	500,000	503,385
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.364%, tender 1/1/37 (a)(b)	1,000,000	983,200
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,252,770
5% 5/1/43	1,000,000	1,133,990
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,271,227
Series 2017, 5% 7/1/24	3,475,000	4,091,083
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	165,529
5% 7/1/48	200,000	210,672
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	478,492
6% 1/1/48 (c)	2,825,000	2,960,657
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	395,685
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,440,168
5% 7/1/30	1,500,000	1,869,390
5% 7/1/31	800,000	989,904
5% 7/1/32	3,250,000	4,001,628
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,637,163
Series 2017 B:
5% 7/1/30	4,000,000	4,961,600
5% 7/1/34	2,000,000	2,434,820
5% 7/1/35	2,000,000	2,425,000
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,268,250
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,106,300
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,862,225
5.5% 12/1/29	2,100,000	2,725,611
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	295,710
Tempe Indl. Dev. Auth. Rev.:
(Mirabella At ASU, Inc. Proj.) Series 2017 A:
6.125% 10/1/47 (c)	285,000	323,199
6.125% 10/1/52 (c)	285,000	322,147
(Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	4,300,000	4,346,698
(Mirabella At ASU, Inc. Proj.) Series 2017 B, 6% 10/1/37 (c)	140,000	160,168

TOTAL ARIZONA		66,673,368

California - 3.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	5,095,812
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	4,118,093
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,662,938
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,100,866
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	2,140,000	3,032,958
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	35,000	35,116
Series 2007, 5.625% 5/1/20	5,000	5,019
5.25% 4/1/35	2,920,000	3,236,557
5.5% 4/1/30	5,000	5,018
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52	15,070,000	16,665,612
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,587,132
5% 5/15/38	3,000,000	3,588,990
5% 5/15/43	4,000,000	4,711,560
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,025,108
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,190,440
5% 5/15/26	1,000,000	1,213,770
5% 5/15/27	1,000,000	1,208,480
5% 5/15/28	1,000,000	1,202,340
5% 5/15/32	1,250,000	1,474,750
5% 5/15/33	1,500,000	1,764,030
5% 5/15/40	1,000,000	1,153,930
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,770,015
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,885,884
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,845,704
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,871,125
Series 2017 A1:
5% 6/1/21	1,110,000	1,179,664
5% 6/1/22	1,555,000	1,699,537
5% 6/1/23	1,780,000	1,991,980
5% 6/1/24	1,000,000	1,140,510
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,419,003
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,003,050
5% 5/1/24	675,000	677,059
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	959,608
Series B:
0% 8/1/33	4,350,000	3,109,554
0% 8/1/37	8,000,000	4,941,440
0% 8/1/38	4,225,000	2,513,030
0% 8/1/39	7,220,000	4,132,295
0% 8/1/41	4,900,000	2,601,753
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,217,633
5% 9/1/30	1,370,000	1,570,294
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,483,418
5% 8/1/31	1,630,000	1,963,172
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,371,088
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,079,184
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,000,000
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,007,060
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	889,057
0% 7/1/37	5,105,000	3,151,521
Series 2008 E, 0% 7/1/47 (d)	2,600,000	2,103,036
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,581,808
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,151,690
5% 6/1/27	1,000,000	1,148,830
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,563,509
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	989,120
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,532,975
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,972,975
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,353,860
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,900,000	1,965,721
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	956,040

TOTAL CALIFORNIA		137,871,721

Colorado - 1.4%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,684,016
5% 10/1/43	1,810,000	2,085,011
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	307,697
5% 9/1/24	225,000	262,955
5% 9/1/25	260,000	310,723
5% 9/1/28	2,200,000	2,696,650
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,206,382
Series 2019 A:
4% 11/15/38 (e)	5,290,000	5,934,375
5% 11/15/37 (e)	5,090,000	6,349,419
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,976,582
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,331,070
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,275,000	1,413,401
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,496,481
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,114,591
Denver City & County Arpt. Rev.:
Series 2017 B, 5% 11/15/33	6,500,000	7,976,930
Series 2018 B, 5% 12/1/48	3,640,000	4,384,853
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,058,274
Series 2010 C, 5.375% 9/1/26	1,000,000	1,042,040
Univ. of Colorado Enterprise Sys. Rev. Series 2016 A, 5% 6/1/47	3,115,000	3,666,916

TOTAL COLORADO		56,298,366

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,796,667
Series 2016 B, 5% 5/15/27	10,000,000	12,106,100
Series 2016 E:
5% 10/15/26	2,030,000	2,491,825
5% 10/15/29	2,930,000	3,536,539
Series 2018 F:
5% 9/15/25	1,950,000	2,346,143
5% 9/15/27	1,000,000	1,245,670
5% 9/15/28	4,500,000	5,685,210
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,257,060
5% 7/1/35	1,200,000	1,431,816
5% 7/1/36	400,000	475,824
5% 7/1/37	1,555,000	1,843,484
5% 7/1/42	1,655,000	1,941,315
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (a)	4,380,000	4,458,052
Series U2, 2%, tender 2/8/22 (a)	11,500,000	11,730,460
Series 2016 K, 4% 7/1/46	4,465,000	4,671,238
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,461,740
5% 7/1/49 (c)	2,040,000	2,175,068
Series K1:
5% 7/1/31	1,500,000	1,799,040
5% 7/1/35	1,280,000	1,509,120
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,650,000	1,838,084
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,836,938
5% 5/1/35	2,325,000	2,831,408
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,796,347
5% 4/1/39 (c)	3,125,000	3,485,813
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (Escrowed to Maturity)	260,000	260,355
5% 8/15/19 (Escrowed to Maturity)	1,990,000	1,992,791
5% 8/15/25 (FSA Insured)	570,000	670,508
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,227,947
5% 11/1/26	1,735,000	2,122,304

TOTAL CONNECTICUT		85,024,866

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,709,630
District Of Columbia - 1.4%
District of Columbia Gen. Oblig.:
Series 2017 A, 5% 6/1/33	2,300,000	2,819,156
Series 2019 A, 5% 10/15/44	9,000,000	10,997,370
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,747,800
5% 7/15/30	6,495,000	7,669,361
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	2,340,000	2,530,593
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	820,824
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,551,650
5% 10/1/34	2,000,000	2,470,460
5% 10/1/36	2,000,000	2,452,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,783,300
5% 10/1/23	2,250,000	2,602,665
5% 10/1/25	2,310,000	2,815,428
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,861,205
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,560,989

TOTAL DISTRICT OF COLUMBIA		56,683,501

Florida - 9.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,986,365
Series 2015 C:
5% 7/1/25	1,375,000	1,656,270
5% 7/1/27	1,455,000	1,741,664
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,763,693
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,937,718
Series 2012 A:
5% 7/1/24	4,345,000	4,825,340
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,485,000	4,974,269
Series 2015 A:
5% 7/1/24	940,000	1,109,106
5% 7/1/26	3,635,000	4,362,582
Series 2016, 5% 7/1/32	1,020,000	1,216,268
Central Florida Expressway Auth. Sr. Lien Rev. Orlando & Orange County Expressway Auth. Rev. Series 2017:
5% 7/1/37	5,500,000	6,572,830
5% 7/1/38	3,000,000	3,575,700
5% 7/1/39	1,250,000	1,486,225
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,031,802
Series 2012 A1, 5% 6/1/21	4,525,000	4,837,904
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,774,149
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,534,716
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50 (e)	4,820,000	5,330,968
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,949,076
Series 2015 C, 5% 10/1/35	2,000,000	2,256,380
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	515,424
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,199,080
5% 10/1/31	1,075,000	1,302,212
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,245,983
Series 2015 B, 5% 10/1/29	1,250,000	1,483,475
Gainesville Utils. Sys. Rev.:
Series 2017 A:
5% 10/1/30	2,810,000	3,514,608
5% 10/1/35	5,000,000	6,126,250
Series 2019 A:
5% 10/1/44	5,855,000	7,185,549
5% 10/1/47	22,815,000	27,913,012
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	639,850
5% 6/1/24	835,000	958,296
5% 6/1/28	655,000	755,248
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	4,990,000	5,059,660
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	10,000	10,140
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	3,013,350
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,500,000	1,518,675
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,631,440
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,048,760
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2012 A:
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,262,233
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	175,000	183,283
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,467,840
5% 8/15/34	2,750,000	3,336,740
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,503,035
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,714,605
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	1,500,000	1,575,735
Series 2010:
5.375% 10/1/35 (Pre-Refunded to 10/1/20 @ 100)	900,000	943,074
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	755,000	793,120
Series 2014 A, 5% 10/1/37	8,500,000	9,784,860
Series 2014 B, 5% 10/1/34	2,225,000	2,573,190
Series 2016 A, 5% 10/1/41	8,500,000	9,975,345
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,114,110
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,400,056
Series 2014 A:
5% 7/1/25	1,430,000	1,665,707
5% 7/1/27	1,000,000	1,158,660
5% 7/1/28	2,225,000	2,566,649
5% 7/1/29	1,010,000	1,158,581
5% 7/1/44	18,800,000	20,991,704
Series 2014 B, 5% 7/1/30	2,500,000	2,870,075
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	2,195,000	2,345,489
Series 2014 D:
5% 11/1/22	2,085,000	2,328,945
5% 11/1/25	6,655,000	7,819,558
Series 2015 A, 5% 5/1/29	12,370,000	14,544,028
Series 2015 B, 5% 5/1/27	13,000,000	15,341,170
Series 2016 A, 5% 5/1/32	10,000,000	11,810,400
Series 2016 B, 5% 8/1/26	4,505,000	5,510,696
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	848,875
5% 7/1/42	800,000	869,256
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,778,860
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	2,500,000	2,517,450
Series 2012 A, 5% 10/1/42	6,315,000	6,788,878
Series 2012 B, 5% 10/1/42	2,500,000	2,687,600
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,987,050
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,273,292
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	190,000	219,334
5% 12/1/24	380,000	450,809
5% 12/1/31	1,500,000	1,730,865
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/24	760,000	898,480
Series 2014 B:
5% 8/1/22	3,025,000	3,365,887
5% 8/1/23	3,550,000	4,077,956
Series 2015 B:
5% 8/1/23	1,500,000	1,723,080
5% 8/1/25	875,000	1,061,139
Series 2015 D:
5% 8/1/28	1,980,000	2,373,386
5% 8/1/29	6,765,000	8,045,276
5% 8/1/31	7,015,000	8,286,258
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29 (e)	300,000	355,362
5% 7/1/39 (e)	400,000	455,004
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,829,325
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	610,075
5% 10/1/28	4,000,000	4,855,880
5% 10/1/30	2,000,000	2,399,120
5% 10/1/32	3,310,000	3,927,282
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,382,458
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,834,830
5% 8/15/32	3,920,000	4,765,818
5% 8/15/35	705,000	846,204
5% 8/15/37	5,000,000	5,946,350
5% 8/15/42	3,400,000	3,982,216
5% 8/15/47	5,200,000	6,040,320
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,665,839
5% 12/1/36	1,100,000	1,251,030
Series 2015 A, 5% 12/1/40	1,000,000	1,116,250
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,313,309
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	994,914
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,377,001
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,618,152
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	899,003

TOTAL FLORIDA		385,232,398

Georgia - 2.8%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36 (e)	1,520,000	1,895,516
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,743,748
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	10,028,832
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,414,669
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,987,254
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,903,340
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,081,750
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35 (e)	1,360,000	1,704,978
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38 (e)	1,230,000	1,523,958
Series 2019:
4% 6/15/49	1,180,000	1,298,543
5% 6/15/52	4,315,000	5,216,404
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	11,149,700
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	2,900,000	3,143,716
Series GG, 5% 1/1/23	1,600,000	1,790,192
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,321,640
Series S, 5% 10/1/24	1,575,000	1,751,605
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,435,038
Series 2019 B, 4%, tender 12/2/24 (a)	14,535,000	16,243,589
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,768,920
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,957,056
5% 4/1/44	9,105,000	10,206,250

TOTAL GEORGIA		112,566,698

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,136,474
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	596,010
5.5% 12/1/26	1,200,000	1,467,192
5.5% 12/1/27	3,250,000	3,958,338
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,115,000	1,155,121
5% 7/15/21	1,660,000	1,781,047
5% 7/15/22	1,850,000	2,048,061
5% 7/15/23	880,000	1,003,614
5% 7/15/24	705,000	826,464
5% 7/15/25	705,000	845,542
5% 7/15/26	500,000	611,810
5% 7/15/27	1,765,000	2,202,138
Series 2019 A, 4% 1/1/50	635,000	697,763

TOTAL IDAHO		17,193,100

Illinois - 19.7%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,058,385
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,423,835
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,190,943
Series 2010 F, 5% 12/1/20	570,000	593,860
Series 2011 A:
5% 12/1/41	1,865,000	1,925,911
5.25% 12/1/41	1,510,000	1,567,682
5.5% 12/1/39	2,700,000	2,821,095
Series 2012 A, 5% 12/1/42	2,815,000	2,938,297
Series 2015 C, 5.25% 12/1/39	800,000	859,848
Series 2016 B, 6.5% 12/1/46	400,000	478,404
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,746,220
Series 2017 C:
5% 12/1/22	1,370,000	1,471,531
5% 12/1/23	2,730,000	2,986,019
5% 12/1/24	1,840,000	2,043,706
5% 12/1/25	2,830,000	3,184,656
5% 12/1/26	500,000	568,545
Series 2017 D, 5% 12/1/24	1,805,000	2,004,832
Series 2018 A:
5% 12/1/24	1,590,000	1,766,029
5% 12/1/29	4,445,000	5,092,281
5% 12/1/31	850,000	962,447
Series 2018 C, 5% 12/1/46	8,695,000	9,527,459
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	886,044
5% 1/1/36	4,500,000	5,233,050
5% 1/1/37	5,300,000	6,146,993
5% 1/1/41	6,000,000	6,901,020
5% 1/1/46	8,470,000	9,691,543
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,810,387
Series 2016 B, 5% 1/1/34	2,835,000	3,322,904
Series 2016 C:
5% 1/1/32	4,750,000	5,597,448
5% 1/1/33	1,305,000	1,533,740
5% 1/1/34	1,510,000	1,769,871
Series 2016 D, 5% 1/1/52	3,500,000	4,049,500
Series 2017 B:
5% 1/1/34	1,515,000	1,809,864
5% 1/1/35	2,540,000	3,024,149
5% 1/1/36	1,650,000	1,958,567
5% 1/1/37	6,400,000	7,573,952
5% 1/1/38	2,250,000	2,653,290
5% 1/1/39	5,000,000	5,882,200
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,406,760
Series 2017, 5% 12/1/46	1,900,000	2,137,006
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,069,817
5% 6/1/23	880,000	986,630
5% 6/1/24	1,495,000	1,719,489
5% 6/1/25	745,000	875,964
5% 6/1/26	1,595,000	1,908,083
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,317
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,333,468
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,161,332
5.25% 11/15/33	13,180,000	13,744,895
Series 2011 A, 5.25% 11/15/28	1,625,000	1,739,676
Series 2012 C:
5% 11/15/23	4,375,000	4,807,906
5% 11/15/24	3,500,000	3,841,600
5% 11/15/25 (FSA Insured)	5,800,000	6,421,760
Series 2016 A, 5% 11/15/29	6,110,000	7,175,584
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,274,539
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	810,695
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,299,560
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	249,978
5% 10/1/32	290,000	360,989
5% 10/1/33	500,000	620,075
5% 10/1/35	300,000	368,877
5% 10/1/36	300,000	367,476
5% 10/1/37	350,000	426,990
5% 10/1/38	375,000	456,056
5% 10/1/39	350,000	424,389
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,396,206
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,651,769
5% 10/1/33	1,500,000	1,779,975
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	957,498
5% 7/15/27	1,300,000	1,628,575
5% 7/15/30	1,490,000	1,841,342
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	11,910,389
5% 5/15/43	10,000,000	11,716,500
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	7,832,653
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,737,788
5% 2/15/29	3,455,000	4,257,458
5% 2/15/36	2,390,000	2,824,526
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	547,443
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,368,048
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,052,190
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,413,110
Series 2009, 7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	60,141
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,074,392
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	717,192
Series 2012 A, 5% 5/15/23	700,000	768,607
Series 2012:
4% 9/1/32	3,020,000	3,159,584
5% 9/1/22	800,000	890,000
5% 9/1/32	4,000,000	4,373,880
5% 9/1/38	5,400,000	5,853,492
5% 11/15/43	1,640,000	1,750,962
Series 2013:
4% 5/15/33	1,055,000	1,088,855
5% 11/15/24	1,115,000	1,237,070
5% 11/15/27	400,000	439,604
5% 5/15/43	3,750,000	3,968,475
Series 2014, 5% 8/1/38	6,800,000	7,664,280
Series 2015 A:
5% 11/15/31	3,500,000	4,051,460
5% 11/15/45	9,750,000	10,855,845
Series 2015 B, 5% 11/15/23	1,845,000	2,124,610
Series 2015 C:
5% 8/15/35	3,340,000	3,777,072
5% 8/15/44	15,400,000	17,136,042
Series 2016 A:
5% 7/1/33	1,850,000	2,150,977
5% 7/1/34	1,000,000	1,157,540
5% 8/15/34	1,800,000	2,054,916
5% 7/1/36	1,530,000	1,757,848
5.25% 8/15/29	1,015,000	1,208,175
Series 2016 B:
5% 8/15/30	3,000,000	3,632,130
5% 8/15/33	4,585,000	5,456,242
5% 8/15/34	2,415,000	2,861,823
Series 2016 C:
3.75% 2/15/34	725,000	770,827
4% 2/15/36	3,085,000	3,398,158
5% 2/15/21	4,080,000	4,314,600
5% 2/15/22	3,600,000	3,942,000
5% 2/15/24	325,000	378,333
5% 2/15/30	13,250,000	16,172,288
5% 2/15/31	2,080,000	2,524,246
5% 2/15/41	5,375,000	6,269,508
Series 2016:
4% 2/15/41	9,575,000	10,413,196
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	23,395
5% 12/1/29	1,030,000	1,213,278
5% 12/1/46	2,660,000	2,985,398
Series 2017 A, 5% 8/1/47	430,000	481,824
Series 2017:
5% 1/1/22	2,795,000	3,048,730
5% 7/1/24	1,375,000	1,619,489
5% 1/1/28	3,075,000	3,818,381
5% 7/1/28	2,745,000	3,402,922
5% 7/1/33	3,365,000	4,078,178
5% 7/1/34	2,765,000	3,335,143
5% 7/1/35	2,290,000	2,753,404
Series 2018 A:
4.25% 1/1/44	1,895,000	2,017,720
5% 1/1/44	11,470,000	13,091,399
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,343,682
Series 2006, 5.5% 1/1/31	1,945,000	2,374,262
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	914,292
5% 1/1/23 (FSA Insured)	2,100,000	2,133,264
Series 2012 A:
4% 1/1/23	1,220,000	1,259,101
5% 1/1/33	1,700,000	1,771,808
Series 2012:
5% 8/1/19	1,995,000	1,995,000
5% 8/1/21	1,695,000	1,787,581
5% 3/1/23	1,500,000	1,588,365
5% 8/1/23	1,675,000	1,828,011
5% 3/1/36	1,000,000	1,041,070
Series 2013 A, 5% 4/1/35	900,000	951,975
Series 2013:
5% 7/1/22	320,000	343,818
5.5% 7/1/38	2,000,000	2,163,280
Series 2014:
5% 2/1/23	1,880,000	2,031,754
5% 2/1/25	2,245,000	2,462,765
5% 2/1/27	1,225,000	1,335,471
5% 4/1/28	580,000	632,745
5% 5/1/28	3,325,000	3,631,731
5% 5/1/32	1,400,000	1,509,018
5% 5/1/33	1,600,000	1,721,312
5.25% 2/1/29	3,000,000	3,287,400
5.25% 2/1/30	2,700,000	2,948,238
5.25% 2/1/31	1,305,000	1,419,879
Series 2016:
5% 2/1/23	880,000	951,034
5% 6/1/25	4,465,000	5,002,809
5% 2/1/26	1,000,000	1,129,720
5% 6/1/26	610,000	691,679
5% 2/1/27	6,685,000	7,634,805
5% 2/1/28	3,495,000	3,975,877
5% 2/1/29	3,285,000	3,721,018
Series 2017 A:
5% 12/1/23	1,100,000	1,203,653
5% 12/1/26	3,350,000	3,774,345
Series 2017 C, 5% 11/1/29	4,605,000	5,171,737
Series 2017 D:
5% 11/1/21	19,000,000	20,124,420
5% 11/1/25	17,430,000	19,462,861
5% 11/1/26	6,970,000	7,846,826
5% 11/1/27	11,500,000	13,062,275
Series 2018 A:
5% 10/1/26	1,500,000	1,707,030
5% 10/1/28	3,500,000	4,062,695
Series 2019 B:
5% 9/1/21	3,105,000	3,282,140
5% 9/1/22	3,050,000	3,289,273
5% 9/1/23	3,105,000	3,393,889
5% 9/1/24	3,105,000	3,442,545
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	5,040,000	5,103,554
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,203,441
5% 2/1/29	10,000,000	11,762,200
5% 2/1/31	1,890,000	2,211,735
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,900,000
Series 2014 A, 5% 12/1/22	6,565,000	7,358,971
Series 2014 C, 5% 1/1/38	2,485,000	2,820,450
Series 2015 A:
5% 1/1/37	4,445,000	5,108,950
5% 1/1/40	6,700,000	7,653,142
Series 2015 B, 5% 1/1/40	3,800,000	4,382,882
Series 2016 A:
5% 12/1/31	945,000	1,107,653
5% 12/1/32	6,700,000	7,845,231
Series 2019 A, 5% 1/1/44	5,000,000	5,989,650
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,251,539
0% 11/1/20 (FSA Insured)	3,850,000	3,774,617
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,817,518
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,745,400
5% 1/1/28	2,780,000	3,226,440
Series 2017, 5% 1/1/29	1,030,000	1,249,884
6.5% 1/1/20 (AMBAC Insured)	310,000	316,706
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,565,845
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,461,472
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,913,662
0% 1/15/25	4,440,000	3,985,078
0% 1/15/26	3,335,000	2,910,921
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	14,013,585
0% 6/15/44 (FSA Insured)	19,125,000	7,845,266
0% 6/15/45 (FSA Insured)	12,145,000	4,766,913
0% 6/15/47 (FSA Insured)	10,605,000	3,814,406
Series 2012 B, 0% 12/15/51	5,900,000	1,609,343
Series 2017 B:
5% 12/15/28	2,000,000	2,305,560
5% 12/15/32	900,000	1,017,333
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,410,388
5% 6/1/24	1,635,000	1,892,840
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,992,219
Series 2010 A:
5% 4/1/25	1,700,000	1,739,236
5.25% 4/1/30	1,020,000	1,043,236
Series 2013:
6% 10/1/42	1,935,000	2,207,332
6.25% 10/1/38	1,900,000	2,191,821
Series 2018 A, 5% 4/1/29	3,940,000	4,924,606
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,734,532
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,286,121
0% 11/1/19 (FSA Insured)	8,310,000	8,283,786
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,158,285

TOTAL ILLINOIS		800,041,721

Indiana - 1.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,900,000	2,110,634
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,181,080
5% 11/1/28	450,000	572,657
5% 11/1/29	1,400,000	1,801,800
5% 11/1/30	315,000	408,470
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,815,212
Series 2012:
5% 3/1/25	1,000,000	1,089,670
5% 3/1/30	500,000	541,125
5% 3/1/41	2,590,000	2,775,858
Series 2015 A, 5.25% 2/1/32	2,940,000	3,531,910
Series 2015, 5% 3/1/36	4,500,000	5,131,620
Series 2016:
5% 9/1/27	1,850,000	2,244,642
5% 9/1/31	1,835,000	2,179,007
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	952,621
5% 10/1/37	1,700,000	1,867,569
Series 2014 A:
5% 10/1/25	1,200,000	1,413,480
5% 10/1/26	1,750,000	2,055,568
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,049,985
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,673,285
Series 2011 A, 5.25% 10/1/26	1,000,000	1,083,980
Series 2011 B, 5% 10/1/41	2,000,000	2,134,620
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	843,296
Series 2017 A:
5% 1/1/32	4,000,000	4,942,440
5% 1/1/34	2,000,000	2,451,020
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,620,000	4,364,598
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	8,441,872
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,762,420
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,793,339

TOTAL INDIANA		70,213,778

Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,932,025
Series A:
5% 5/15/43	820,000	904,936
5% 5/15/48	1,935,000	2,129,216

TOTAL IOWA		5,966,177

Kansas - 0.5%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,550,392
Johnson County Unified School District # 233:
Series 2016 A, 5% 9/1/21	750,000	810,165
Series 2016 B:
5% 9/1/22	1,600,000	1,788,240
5% 9/1/23	290,000	334,599
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,451,024
Series 2016 A:
5% 9/1/40	4,200,000	4,807,446
5% 9/1/45	5,125,000	5,846,190

TOTAL KANSAS		19,588,056

Kentucky - 1.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,311,264
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,965,701
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/20	485,000	492,376
5% 1/1/24	800,000	930,968
5% 1/1/27	1,500,000	1,822,605
5% 1/1/33	1,300,000	1,530,425
Series 2019, 5% 1/1/44	2,245,000	2,717,415
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,143,452
5% 8/15/33	1,325,000	1,549,548
5% 8/15/35	1,500,000	1,741,815
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	855,000	931,198
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,740,479
5% 5/1/29	1,865,000	2,288,411
5% 5/1/30	1,250,000	1,523,738
5% 5/1/31	535,000	656,092
5% 5/1/32	280,000	341,894
5% 5/1/33	630,000	766,742
5% 5/1/34	720,000	872,914
5% 5/1/35	425,000	507,042
5% 5/1/36	360,000	428,054
Series 2016 B, 5% 11/1/26	11,400,000	13,789,212
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,455,961
5.75% 10/1/38	3,105,000	3,559,168
Series 2016 A:
5% 10/1/31	6,400,000	7,615,488
5% 10/1/32	7,745,000	9,171,009
5% 10/1/33	4,400,000	5,186,104
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	1,085,000	1,181,771
5% 12/1/29	2,835,000	3,084,083
5% 12/1/30	405,000	440,109
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,063,120

TOTAL KENTUCKY		74,808,158

Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34 (e)	890,000	1,054,997
5% 12/1/39 (e)	855,000	994,032
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,869,258
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,945,157
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	537,707
5% 12/15/27	2,000,000	2,443,680
5% 12/15/29	1,200,000	1,452,360
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	646,362
5% 5/15/23	2,500,000	2,801,200
5.5% 5/15/29	4,035,000	4,042,788

TOTAL LOUISIANA		19,787,541

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,210,000	2,368,435
Series 2013, 5% 7/1/33	1,000,000	1,084,510
Series 2016 A:
4% 7/1/41	1,185,000	1,225,740
4% 7/1/46	1,765,000	1,818,921
5% 7/1/41	480,000	532,670
5% 7/1/46	330,000	365,313
Series 2017 D, 5.75% 7/1/38	275,000	275,602
Series 2018 A:
5% 7/1/30	1,185,000	1,462,420
5% 7/1/31	1,100,000	1,346,873
5% 7/1/34	2,000,000	2,421,460
5% 7/1/35	2,745,000	3,311,129
5% 7/1/36	3,250,000	3,901,365
5% 7/1/37	3,000,000	3,582,480
5% 7/1/38	2,275,000	2,704,816
5% 7/1/43	4,500,000	5,310,090
Series 2018, 5% 7/1/48	4,235,000	5,107,791
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,971,711
Series 2018:
5% 7/1/33	700,000	872,662
5% 7/1/34	1,000,000	1,241,590
5% 7/1/35	1,100,000	1,360,667
5% 7/1/36	2,000,000	2,465,600

TOTAL MAINE		44,731,845

Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,924,798
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,144,924
Series 2015, 5% 7/1/40	2,000,000	2,260,100
Series 2016 A:
4% 7/1/42	780,000	817,432
5% 7/1/35	2,055,000	2,360,414
5% 7/1/38	1,125,000	1,277,269
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	3,510,000	3,861,527
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	875,000	875,254
3% 11/1/25	640,000	642,432
5% 11/1/30	230,000	259,760

TOTAL MARYLAND		15,423,910

Massachusetts - 1.1%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A, 5% 6/1/48	7,780,000	9,363,697
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,183,094
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	400,000	431,144
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	10,586,800
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,374,362
5% 10/1/33	1,355,000	1,573,751
Series 2015 D, 5% 7/1/44	2,575,000	2,857,143
Series BB1, 5% 10/1/46	4,230,000	4,939,921
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/33	3,280,000	4,010,194
5% 4/1/36	1,280,000	1,549,683
Series 2017 D:
5% 2/1/33	3,265,000	3,979,056
5% 2/1/35	2,850,000	3,450,581

TOTAL MASSACHUSETTS		45,299,426

Michigan - 3.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,152,369
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,797,615
5% 7/1/48	6,500,000	7,770,490
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,740,165
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,076,020
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,967,160
5% 4/15/28	2,000,000	2,417,280
Series 2016 I, 5% 4/15/24	705,000	827,804
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,212,266
(Trinity Health Proj.) Series 2017:
5% 12/1/35	9,085,000	11,001,027
5% 12/1/42	1,035,000	1,225,109
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,542,066
5% 6/1/20 (Escrowed to Maturity)	750,000	773,090
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,216,622
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,654,448
Series 2012:
5% 11/15/36	1,300,000	1,422,174
5% 11/15/42	2,950,000	3,198,833
Series 2013, 5% 8/15/29	3,865,000	4,374,794
Series 2015 MI, 5% 12/1/25	3,000,000	3,584,310
Series 2016:
5% 11/15/32	4,815,000	5,706,449
5% 11/15/41	1,085,000	1,259,490
Series 2019 A, 5% 11/15/48	1,645,000	1,964,903
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	423,339
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,436,049
2.4%, tender 3/15/23 (a)	1,720,000	1,767,954
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,365,773
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,190,760
5% 11/1/36	1,250,000	1,474,625
5% 11/1/37	1,000,000	1,176,390
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	15,370,000	18,432,626
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,922,870
5% 5/1/29	4,230,000	5,050,747
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,545,947
5% 12/1/31	2,300,000	2,723,959
5% 12/1/40 (FSA Insured)	3,000,000	3,458,730
Series 2015 G:
5% 12/1/31	1,500,000	1,776,495
5% 12/1/32	1,500,000	1,771,770
5% 12/1/33	2,000,000	2,356,180
Series 2015, 5% 12/1/29	1,600,000	1,912,256
Series 2017 A:
5% 12/1/28	600,000	749,196
5% 12/1/29	550,000	681,670
5% 12/1/30	700,000	862,092
5% 12/1/33	350,000	424,470
5% 12/1/37	500,000	598,120
5% 12/1/37	270,000	322,985
Series 2017 C, 5% 12/1/28	1,100,000	1,373,526
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,025,211
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,655,637

TOTAL MICHIGAN		150,363,861

Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,248,625
5% 2/15/58	11,845,000	13,603,509
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,520,014
Series 2017:
4% 5/1/22	500,000	533,795
5% 5/1/23	500,000	563,605
5% 5/1/24	1,200,000	1,390,416
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	708,251
5% 11/15/24	1,780,000	2,113,323
5% 11/15/25	1,365,000	1,658,298
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,218,600
5% 10/1/32	715,000	852,380
5% 10/1/33	875,000	1,040,349
5% 10/1/45	1,035,000	1,193,200
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,767,698
5% 5/1/48	4,325,000	5,195,363
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	851,116

TOTAL MINNESOTA		44,458,542

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,729,426
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,916,145
5% 10/1/47	2,125,000	2,417,974
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21	575,000	606,372
5% 1/1/26	240,000	294,218
5% 1/1/28	500,000	636,155
5% 1/1/33	475,000	589,926
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	295,879
5% 9/1/22	500,000	501,485
5% 9/1/23	400,000	401,192
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,406
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	427,664
3.25% 2/1/28	400,000	429,496
4% 2/1/40	400,000	424,344
5% 2/1/34	3,115,000	3,609,974
5% 2/1/36	1,200,000	1,380,468
5% 2/1/45	1,900,000	2,150,211
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,150,000	2,345,994
5% 10/1/46	4,225,000	5,089,435
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	750,000	829,230
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,706,180
5% 7/1/49	1,150,000	1,391,259
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,754,860
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	1,060,000	1,183,956
5.125% 9/1/48	1,875,000	2,092,688

TOTAL MISSOURI		38,329,937

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	370,000	413,664
Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	876,455
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,449,520
5% 9/1/32	3,735,000	4,556,700
5% 9/1/33	2,240,000	2,723,213
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,984,528
5% 1/1/34	1,000,000	1,181,310
Series 2016 B, 5% 1/1/32	5,000,000	5,941,700

TOTAL NEBRASKA		19,713,426

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,128,765
5% 9/1/42	6,665,000	7,628,626
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,234,688
5% 7/1/25	2,170,000	2,613,895
5% 7/1/26	1,345,000	1,654,390
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,034,007
Series 2012 B, 5% 6/1/42	3,260,000	3,561,615
Series 2016 A:
5% 6/1/35	4,150,000	4,943,937
5% 6/1/36	6,000,000	7,128,540
Series 2016 B:
5% 6/1/34	7,495,000	8,955,776
5% 6/1/36	2,700,000	3,207,843
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49 (e)	1,155,000	1,277,765

TOTAL NEVADA		49,369,847

New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,358,120
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	303,775
5% 8/1/34	3,000,000	3,619,740
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,585,337
5% 8/1/36	2,000,000	2,396,960
5% 8/1/37	2,400,000	2,865,888
Series 2018, 5% 8/1/35	2,750,000	3,306,380
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,494,926
Series 2017 B, 4.125% 7/1/24 (c)	965,000	966,409
Series 2017 C, 3.5% 7/1/22 (c)	320,000	320,346
Series 2017:
5% 7/1/36	1,200,000	1,399,188
5% 7/1/44	1,000,000	1,150,890
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,067,210
4% 7/1/32	900,000	937,296
Series 2016:
4% 10/1/38	1,165,000	1,248,134
5% 10/1/28	3,000,000	3,597,480
5% 10/1/32	5,160,000	6,054,073
5% 10/1/38	3,765,000	4,330,880
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	2,908,109
5% 2/1/20	1,300,000	1,324,743

TOTAL NEW HAMPSHIRE		44,235,884

New Jersey - 4.7%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,223,073
Series 2017 B, 5% 11/1/24	10,000,000	11,558,600
Series 2011 EE:
5% 9/1/20	1,255,000	1,302,025
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,532,294
Series 2013:
5% 3/1/23	7,040,000	7,855,795
5% 3/1/24	6,200,000	6,876,420
5% 3/1/25	700,000	771,407
Series 2014 PP, 5% 6/15/26	6,000,000	6,773,640
Series 2015 XX:
5% 6/15/22	1,525,000	1,670,211
5% 6/15/23	1,000,000	1,124,740
5% 6/15/26	15,000,000	17,208,600
Series 2016 AAA:
5% 6/15/41	2,510,000	2,805,176
5.5% 6/15/30	4,995,000	5,956,288
Series 2016 BBB, 5% 6/15/22	3,120,000	3,417,086
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,109,969
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	500,000	515,355
5% 7/1/21	1,155,000	1,229,220
5% 7/1/22	155,000	170,167
5% 7/1/23	550,000	619,801
5% 7/1/24	435,000	501,572
5% 7/1/25	1,055,000	1,240,005
5% 7/1/25	470,000	552,419
5% 7/1/26	155,000	185,033
5% 7/1/27	235,000	279,648
5% 7/1/28	685,000	811,074
5% 7/1/30	1,000,000	1,208,910
Series 2016:
4% 7/1/48	1,800,000	1,902,834
5% 7/1/41	2,190,000	2,473,736
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,558,783
5% 12/1/23	1,005,000	1,158,785
5% 12/1/24	580,000	685,786
5% 12/1/25	1,065,000	1,285,817
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	10,700,000	12,157,661
5.25% 6/15/43	22,300,000	25,991,096
Series 2001 A, 6% 6/15/35	1,300,000	1,390,636
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	448,404
Series 2010 A, 0% 12/15/27	7,395,000	5,969,540
Series 2014 AA, 5% 6/15/24	15,000,000	17,238,750
Series 2016 A:
5% 6/15/27	945,000	1,133,717
5% 6/15/28	3,225,000	3,838,202
5% 6/15/29	3,550,000	4,195,284
Series 2016 A-2, 5% 6/15/23	2,495,000	2,814,210
Series 2018 A:
5% 12/15/32	3,205,000	3,795,297
5% 12/15/33	7,290,000	8,581,351
5% 12/15/34	1,000,000	1,170,530
5% 12/15/35	3,205,000	3,732,094
Series AA, 5% 6/15/25	2,380,000	2,776,056

TOTAL NEW JERSEY		192,797,097

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50 (e)	1,635,000	1,786,401
New York - 5.8%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,846,049
Series 2016 A, 5% 7/1/32	2,500,000	3,009,500
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,975,000	2,105,903
Series 2017 A:
5% 2/15/33	3,595,000	4,421,347
5% 2/15/39	10,000,000	12,024,300
5% 2/15/42	9,860,000	11,781,714
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	616,120
5% 9/1/35	2,000,000	2,440,220
5% 9/1/36	1,135,000	1,379,581
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,872,816
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,904,176
Series 2016 C and D, 5% 8/1/28	1,500,000	1,826,145
Series 2016 E, 5% 8/1/28	2,550,000	3,144,966
Series F, 5% 4/1/34	6,000,000	7,425,180
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,860
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,008,220
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011:
5.375% 6/15/43	3,445,000	3,638,127
5.375% 6/15/43 (Pre-Refunded to 12/15/20 @ 100)	6,760,000	7,166,884
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,015,302
Series 2013 EE, 5% 6/15/47	11,710,000	13,079,719
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,220,280
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,861,788
Series 2016 A, 5% 5/1/40	1,950,000	2,301,780
Series 2017 B, 5% 8/1/40	2,000,000	2,372,040
Series 2017 E, 5% 2/1/39	6,440,000	7,679,120
Series 2018 C2:
5% 5/1/32	5,300,000	6,643,974
5% 5/1/37	10,000,000	12,268,200
Series 2019 B1:
5% 8/1/34	2,000,000	2,492,060
5% 8/1/35	5,000,000	6,202,350
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,730,515
5% 11/15/29	5,000,000	6,040,100
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,216,900
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,377,372
5% 3/15/32	1,945,000	2,366,287
5% 3/15/34	3,200,000	3,867,616
Series 2018 C, 5% 3/15/38	8,285,000	10,097,841
Series 2018 E, 5% 3/15/48	3,000,000	3,615,630
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,599,245
Series 2012 F, 5% 11/15/24	4,600,000	5,142,478
Series 2014 B, 5.25% 11/15/44	2,215,000	2,533,163
Series 2014 C, 5% 11/15/21	2,500,000	2,714,600
Series 2016 B, 5% 11/15/21	1,950,000	2,117,388
Series 2017 C-2:
0% 11/15/29	2,275,000	1,787,650
0% 11/15/33	5,600,000	3,823,512
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,501,901
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,842,482
Series 2017 C, 5% 3/15/31	2,375,000	2,963,596
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,225,568

TOTAL NEW YORK		234,314,565

North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/40	2,400,000	2,967,360
5% 6/1/46	2,380,000	2,910,383
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,441,320
5% 7/1/42	2,875,000	3,449,828
Series 2017 C:
4% 7/1/36	1,500,000	1,684,695
4% 7/1/37	1,500,000	1,676,535
5% 7/1/29	2,575,000	3,229,076
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,222,980
Series 2012, 5% 11/1/41	1,630,000	1,733,929
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	220,000	270,706
5% 10/1/29	3,500,000	4,315,080
5% 10/1/42	1,820,000	2,128,344
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,862,288
Series 2019 A:
5% 12/1/29	1,390,000	1,735,068
5% 12/1/30	1,440,000	1,784,995
5% 12/1/32	1,095,000	1,342,580
5% 12/1/33	800,000	978,064
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	285,000	285,827
Series 2015 A, 5% 1/1/28	3,500,000	4,230,380
Series 2015 C, 5% 1/1/29	8,000,000	9,650,480
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	2,977,053

TOTAL NORTH CAROLINA		53,876,971

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,527,450
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,801,565

TOTAL NORTH DAKOTA		5,329,015

Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,890,522
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,758,048
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,802,865
5% 2/15/39	1,000,000	1,198,410
5% 2/15/44	3,150,000	3,737,664
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,600,080
Series 2016, 5% 2/15/46	1,280,000	1,464,320
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,776,032
Series 2012 B:
5% 2/15/42	705,000	759,109
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	195,000	213,556
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	589,370
5% 1/1/27 (FSA Insured)	2,175,000	2,551,667
5% 1/1/31 (FSA Insured)	1,000,000	1,153,250
Cleveland Gen. Oblig. Series C, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,062,361
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,433,160
5% 10/1/37	1,250,000	1,510,275
5% 10/1/38	1,500,000	1,807,350
Columbus City School District 5% 12/1/32	1,000,000	1,201,650
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,291,300
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,693,830
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,177,799
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,377,652
6% 8/15/43	400,000	401,504
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	7,350,000	8,588,255
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,126,822
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	1,900,000	2,028,459
5% 2/15/48	4,400,000	4,688,332
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,112,679
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,113,375
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	535,000	604,122
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,873,262
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,492,789
Series 2019, 5% 2/15/29	3,600,000	4,105,980
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	423,804
5% 12/1/42	505,000	528,604

TOTAL OHIO		93,138,257

Oklahoma - 0.7%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,413,477
5% 9/1/28	1,180,000	1,430,420
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,957,390
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,301,789
5% 10/1/32	1,100,000	1,297,659
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/33	600,000	717,162
5% 8/15/38	1,800,000	2,113,416
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	3,969,955
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,010,514
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,971,288
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,288,834

TOTAL OKLAHOMA		27,471,904

Oregon - 1.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	425,000	426,186
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,637,920
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	277,046
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,748,502
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,193,198
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,324,739
5% 6/15/35	3,135,000	3,818,587
5% 6/15/36	3,000,000	3,643,020
5% 6/15/37	4,000,000	4,844,200
5% 6/15/38	3,000,000	3,625,830

TOTAL OREGON		39,539,228

Pennsylvania - 4.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4.7% 8/15/19 (Escrowed to Maturity)	1,000,000	1,001,295
Series 2019 A, 4% 7/15/36	2,500,000	2,781,600
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,219,210
5% 7/15/38	1,000,000	1,196,590
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,129,650
Series 2018 A, 5% 11/15/24	1,000,000	1,169,970
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	981,060
5% 8/1/22 (FSA Insured)	260,000	285,584
5% 8/1/23 (FSA Insured)	450,000	508,266
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,595,109
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	907,530
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,466,538
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,293,181
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,066,061
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,602,364
Series 2016 A:
5% 10/1/30	4,350,000	4,949,735
5% 10/1/36	4,430,000	4,942,064
5% 10/1/40	2,045,000	2,261,136
Series 2019, 4% 9/1/44	5,165,000	5,574,946
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,645,947
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	901,320
5% 7/1/36	1,000,000	1,197,890
5% 7/1/37	800,000	954,864
5% 7/1/38	750,000	892,043
5% 7/1/43	2,000,000	2,345,020
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,493,101
Series 2015, 5% 3/15/33	2,460,000	2,863,661
Series 2016, 5% 2/1/29	8,935,000	10,693,408
Series 2017:
5% 1/1/26	10,420,000	12,645,295
5% 1/1/28	5,000,000	6,169,300
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,836,381
Series 2016:
5% 5/1/29	1,000,000	1,189,150
5% 5/1/31	1,000,000	1,177,560
Series 2017 A, 5% 8/15/46	7,035,000	8,374,112
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,784,094
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	628,280
5% 7/1/29	500,000	623,635
5% 7/1/30	550,000	680,845
5% 7/1/31	600,000	737,454
5% 7/1/32	550,000	673,118
5% 7/1/33	600,000	732,156
5% 7/1/42	2,390,000	2,844,937
5% 7/1/47	2,000,000	2,365,840
Philadelphia Gas Works Rev.:
Series 2016 14, 5% 10/1/19	730,000	734,489
Series 9, 5.25% 8/1/40	2,325,000	2,406,863
5% 8/1/26	1,000,000	1,193,610
5% 8/1/27	1,000,000	1,186,430
5% 8/1/28	2,000,000	2,366,300
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,994,371
5% 8/1/25	4,665,000	5,639,379
Series 2019 B:
5% 2/1/33	1,600,000	1,994,592
5% 2/1/36	1,485,000	1,828,807
5% 2/1/37	1,915,000	2,350,739
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,135,215
Series 2018 A:
5% 9/1/34	1,450,000	1,741,160
5% 9/1/35	1,000,000	1,195,470
Series 2018 B, 5% 9/1/43	1,395,000	1,635,219
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/35	1,125,000	1,327,309
5% 12/15/37	500,000	585,645
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,629,980
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,994,658
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,642,025
4% 6/1/49	3,545,000	3,881,031
5% 6/1/44	2,595,000	3,135,902
5% 6/1/49	4,145,000	4,976,943
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,070,090
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	865,521
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,174,050
5% 8/1/38	3,205,000	3,717,576
5% 8/1/48	2,850,000	3,262,680

TOTAL PENNSYLVANIA		179,047,354

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,336,042
5% 9/1/36	185,000	207,840
Series 2016:
5% 5/15/20	340,000	349,041
5% 5/15/21	2,000,000	2,118,980
5% 5/15/39	3,285,000	3,730,347
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,340,000	1,475,300

TOTAL RHODE ISLAND		13,217,550

South Carolina - 3.4%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,956,752
5% 7/1/48	12,000,000	14,589,000
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,028,707
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,695,683
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,323,954
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,010,000	2,234,839
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	1,800,000	2,020,842
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	2,900,000	3,255,801
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,666,626
Series 2014 A:
5% 12/1/49	16,565,000	18,372,407
5.5% 12/1/54	14,400,000	16,261,200
Series 2015 A, 5% 12/1/50	2,045,000	2,305,083
Series 2015 E, 5.25% 12/1/55	3,265,000	3,750,016
Series 2016 B:
5% 12/1/35	3,630,000	4,289,317
5% 12/1/36	5,445,000	6,415,027
Series 2016 C:
5% 12/1/22	500,000	558,385
5% 12/1/23	840,000	963,959
5% 12/1/24	515,000	606,613
5% 12/1/25	600,000	722,400
5% 12/1/26	1,000,000	1,228,270
5% 12/1/27	1,600,000	1,957,136
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,647,832
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,483,724
4% 4/15/48	6,915,000	7,271,123
5% 4/15/48	9,380,000	10,750,324

TOTAL SOUTH CAROLINA		137,355,020

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,592,650
Series 2017:
5% 7/1/30	850,000	1,034,697
5% 7/1/35	725,000	858,719

TOTAL SOUTH DAKOTA		7,486,066

Tennessee - 1.0%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	1,500,000	1,549,962
5% 7/1/23	500,000	565,485
5% 7/1/24	1,000,000	1,133,420
5% 7/1/25	1,000,000	1,131,380
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,754,465
5.25% 10/1/58	7,775,000	9,259,481
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	775,972
5% 5/1/23	1,600,000	1,816,064
5% 5/1/25	1,300,000	1,555,697
5% 5/1/27	1,230,000	1,531,781
5% 5/1/29	1,240,000	1,528,759
5% 5/1/30	2,395,000	2,931,288
5% 5/1/31	1,260,000	1,530,245
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,143,774
Series 2018, 4%, tender 11/1/49	6,255,000	6,940,673

TOTAL TENNESSEE		42,148,446

Texas - 9.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	1,730,000	1,807,729
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,795,880
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,265,660
5% 1/1/45	1,000,000	1,124,210
Series 2016:
5% 1/1/40	3,000,000	3,425,700
5% 1/1/46	1,800,000	2,036,826
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,756,728
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	3,175,000	3,569,748
Series 2016, 5% 2/15/27	1,885,000	2,296,571
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,928,209
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,425,784
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	3,420,000	4,238,885
5% 2/15/30	4,935,000	6,081,943
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	32,894
Series 2019:
5%, tender 2/15/22 (a)	375,000	410,685
5%, tender 2/15/22 (a)	1,550,000	1,683,021
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,614,019
Granbury Independent School District 0% 8/1/19	1,000,000	1,000,000
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	10,590,000	12,091,980
Series 2013 B:
5% 4/1/53	27,390,000	30,430,016
5.25% 10/1/51	25,400,000	28,551,124
5.5% 4/1/53	2,300,000	2,581,290
Series 2018 A:
5% 10/1/36	5,000,000	6,124,300
5% 10/1/37	10,000,000	12,205,000
5% 10/1/43	5,500,000	6,614,080
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	4,162,482
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,473,080
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,567,033
5% 7/1/26	3,000,000	3,216,360
Series 2018 D:
5% 7/1/29	1,900,000	2,405,134
5% 7/1/30	2,500,000	3,138,400
5% 7/1/31	2,250,000	2,804,423
5% 7/1/32	2,000,000	2,481,100
5% 7/1/39	7,080,000	8,563,685
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,329,361
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,936,000
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,724,382
Series 2016 B, 5% 11/15/33	1,400,000	1,695,120
Series 2018 D, 5% 11/15/43	1,845,000	2,240,734
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,215,328
5% 10/15/34	1,670,000	1,914,171
5% 10/15/44	835,000	937,429
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/33	4,510,000	5,597,677
5% 5/15/35	2,125,000	2,615,471
Series 2019:
5% 5/15/38	1,035,000	1,238,398
5% 5/15/39	1,000,000	1,192,820
5% 5/15/40	1,500,000	1,783,905
5% 5/15/44	2,990,000	3,528,678
Series 2015 B:
5% 5/15/30	4,500,000	5,289,480
5% 5/15/31	7,200,000	8,425,512
Series 2015 D:
5% 5/15/27	1,500,000	1,779,795
5% 5/15/29	2,150,000	2,538,957
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,866,360
5% 8/15/47	1,205,000	1,413,959
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,460,717
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,703,930
5% 1/1/34	1,000,000	1,202,990
5% 1/1/35	1,300,000	1,557,621
5% 1/1/36	1,200,000	1,432,548
5% 1/1/37	4,705,000	5,596,268
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	315,631
5% 1/1/31	370,000	437,991
5% 1/1/33	1,500,000	1,803,165
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,080,409
Series 2009, 6.25% 1/1/39	560,000	561,114
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	6,870,000	7,478,132
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,307,396
Series 2014 A:
5% 1/1/23	950,000	1,071,401
5% 1/1/24	2,500,000	2,904,575
Series 2015 A, 5% 1/1/32	1,550,000	1,797,799
Series 2015 B, 5% 1/1/31	7,115,000	8,284,777
Series 2016 A:
5% 1/1/32	3,000,000	3,559,050
5% 1/1/39	1,000,000	1,161,510
Series 2017 A, 5% 1/1/43	6,500,000	7,709,065
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	12,421,327
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,937,769
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,940,368
Series 2017:
5% 2/1/32	1,250,000	1,541,013
5% 2/1/34	1,500,000	1,834,680
5% 2/1/47	7,500,000	8,809,650
San Antonio Gen. Oblig. Series 2018:
5% 8/1/37	1,315,000	1,623,131
5% 8/1/38	3,470,000	4,270,772
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,436,100
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	1,295,000	1,428,294
5% 5/15/25 (Pre-Refunded to 5/15/22 @ 100)	2,245,000	2,482,588
5% 5/15/26	2,560,000	2,821,274
5% 5/15/26 (Pre-Refunded to 5/15/22 @ 100)	4,440,000	4,909,885
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,115,015
5% 10/1/45	4,000,000	4,642,640
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	920,153
5% 10/1/41	1,500,000	1,792,125
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,682,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	471,223
5% 2/15/41	8,335,000	9,749,116
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,670,000	3,719,105
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50 (e)	3,840,000	4,286,400
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,447,480
Series 2016, 5% 4/1/41	3,120,000	3,696,732
Series 2017 B, 5% 10/1/36	3,300,000	4,024,911
Series A, 5% 10/1/23	1,500,000	1,735,110
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,787,767
5% 3/15/31	2,000,000	2,447,880
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,455,000	4,164,346
5% 2/15/33	3,500,000	4,170,285
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,150,898

TOTAL TEXAS		396,053,842

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,989,878
5% 7/1/35	1,500,000	1,813,875
5% 7/1/36	1,500,000	1,808,355
5% 7/1/37	1,000,000	1,201,470
5% 7/1/47	1,525,000	1,800,354
Series 2018 B:
5% 7/1/43	3,000,000	3,619,170
5% 7/1/48	3,000,000	3,599,640
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,873,032

TOTAL UTAH		17,705,774

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,694,960
5% 10/15/46	2,800,000	3,125,024

TOTAL VERMONT		5,819,984

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,272,640
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,053,880
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	390,221
Series 2016:
4% 6/15/37	345,000	366,735
5% 6/15/28	1,000,000	1,206,510
5% 6/15/33	225,000	264,998
5% 6/15/36	1,000,000	1,165,940
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,608,684
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	592,377
5% 5/15/33	2,000,000	2,486,440
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,834,975

TOTAL VIRGINIA		19,243,400

Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,006,692
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,487,638
5% 2/1/28	2,000,000	2,408,240
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,379,395
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,194,710
5% 1/1/38	1,000,000	1,191,240
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,822,875
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,751,775
5% 2/1/34	2,400,000	2,796,072
Series 2017 D, 5% 2/1/33	2,100,000	2,552,718
Series 2018 D, 5% 8/1/33	5,450,000	6,687,695
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,887,550
Series R-2017 A:
5% 8/1/27	945,000	1,169,201
5% 8/1/28	945,000	1,164,079
5% 8/1/30	945,000	1,150,377
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,028,770
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,502,580
Series 2010 A, 5.25% 8/15/20	2,325,000	2,328,652
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	3,950,860
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	503,136
5% 7/1/31	860,000	1,054,996
5% 7/1/34	2,645,000	3,189,791
5% 7/1/35	2,350,000	2,820,024
5% 7/1/36	2,250,000	2,691,405
5% 7/1/42	9,220,000	10,783,804
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,471,170
Series 2018 B:
5% 10/1/30	1,200,000	1,516,380
5% 10/1/31	1,500,000	1,876,860
5% 10/1/32	1,035,000	1,284,311
5% 10/1/33	2,500,000	3,079,850
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,216,258
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,665,440
5% 8/15/30	1,000,000	1,176,460
Series 2015, 5% 1/1/26	2,000,000	2,371,620
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,831,808
5% 10/1/35	1,000,000	1,142,150
5% 10/1/40	1,625,000	1,827,589
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	105,295
5% 7/1/33 (c)	100,000	109,802
5% 7/1/38 (c)	100,000	108,567
5% 7/1/48 (c)	300,000	321,714

TOTAL WASHINGTON		102,609,549

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,224,118
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,283,786

TOTAL WEST VIRGINIA		5,507,904

Wisconsin - 1.4%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,414,638
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	705,000	789,290
5% 5/15/28 (c)	580,000	650,273
5.25% 5/15/37 (c)	190,000	210,273
5.25% 5/15/42 (c)	235,000	257,475
5.25% 5/15/47 (c)	235,000	256,573
5.25% 5/15/52 (c)	435,000	473,745
Series 2017 B-1 3.95% 11/15/24 (c)	5,000	5,018
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	566,912
5% 10/1/48 (c)	615,000	675,190
5% 10/1/53 (c)	1,710,000	1,872,365
Wisconsin Gen. Oblig. Series 2016 2, 5% 11/1/25	2,585,000	3,163,704
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,812,400
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	385,355
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	630,000	656,145
Series 2014:
4% 5/1/33	1,475,000	1,544,296
5% 5/1/23	1,410,000	1,570,261
5% 5/1/25	775,000	880,028
Series 2015, 5% 12/15/44	10,000,000	11,221,000
Series 2016, 5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	1,290,000	1,556,230
Series 2017 A:
5% 9/1/30	1,270,000	1,485,748
5% 9/1/32	1,100,000	1,270,181
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,039,240
Series 2013 B:
5% 7/1/26 (Pre-Refunded to 7/1/23 @ 100)	750,000	857,400
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,900,000	2,172,080
Series 2012:
5% 10/1/24	1,400,000	1,554,686
5% 6/1/27	1,000,000	1,083,260
5% 6/1/39	1,190,000	1,271,420
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,747,793

TOTAL WISCONSIN		58,442,979

TOTAL MUNICIPAL BONDS
(Cost $3,790,296,473)		4,028,633,257
	Shares	Value

Money Market Funds - 1.0%
Fidelity Tax-Free Cash Central Fund 1.51% (f)
(Cost $41,441,240)	41,437,096	41,441,240
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,831,737,713)		4,070,074,497
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,583,229)
NET ASSETS - 100%		$4,066,491,268

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,945,796 or 0.7% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$518,062
Total	$518,062

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$4,028,633,304	$--	$4,028,633,304	$--
Money Market Funds	41,441,193	41,441,193	--	--
Total Investments in Securities:	$4,070,074,497	$41,441,193	$4,028,633,304	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	26.4%
Health Care	23.8%
Transportation	17.3%
Electric Utilities	9.0%
Special Tax	6.3%
Education	5.5%
Others* (Individually Less Than 5%)	11.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,790,296,473)	$4,028,633,257
Fidelity Central Funds (cost $41,441,240)	41,441,240
Total Investment in Securities (cost $3,831,737,713)		$4,070,074,497
Cash		100,448
Receivable for investments sold		2,904,552
Receivable for fund shares sold		1,823,044
Interest receivable		41,329,533
Distributions receivable from Fidelity Central Funds		45,632
Prepaid expenses		9,597
Receivable from investment adviser for expense reductions		690,842
Other receivables		5,844
Total assets		4,116,983,989
Liabilities
Payable for investments purchased
Regular delivery	$8,575,816
Delayed delivery	32,796,388
Payable for fund shares redeemed	2,295,811
Distributions payable	5,229,572
Accrued management fee	1,189,304
Other affiliated payables	338,439
Other payables and accrued expenses	67,391
Total liabilities		50,492,721
Net Assets		$4,066,491,268
Net Assets consist of:
Paid in capital		$3,829,495,245
Total distributable earnings (loss)		236,996,023
Net Assets, for 342,438,442 shares outstanding		$4,066,491,268
Net Asset Value, offering price and redemption price per share ($4,066,491,268 ÷ 342,438,442 shares)		$11.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$61,055,309
Income from Fidelity Central Funds		518,062
Total income		61,573,371
Expenses
Management fee	$6,832,605
Transfer agent fees	1,668,578
Accounting fees and expenses	306,162
Custodian fees and expenses	13,091
Independent trustees' fees and expenses	7,686
Registration fees	83,387
Audit	32,929
Legal	5,825
Miscellaneous	14,113
Total expenses before reductions	8,964,376
Expense reductions	(4,173,114)
Total expenses after reductions		4,791,262
Net investment income (loss)		56,782,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	811,470
Fidelity Central Funds	240
Total net realized gain (loss)		811,710
Change in net unrealized appreciation (depreciation) on investment securities		167,696,433
Net gain (loss)		168,508,143
Net increase (decrease) in net assets resulting from operations		$225,290,252

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,782,109	$110,296,204
Net realized gain (loss)	811,710	(2,269,012)
Change in net unrealized appreciation (depreciation)	167,696,433	(1,393,192)
Net increase (decrease) in net assets resulting from operations	225,290,252	106,634,000
Distributions to shareholders	(56,442,947)	(117,926,798)
Share transactions
Proceeds from sales of shares	488,745,527	1,289,299,373
Reinvestment of distributions	26,173,263	55,686,296
Cost of shares redeemed	(228,777,675)	(1,499,889,554)
Net increase (decrease) in net assets resulting from share transactions	286,141,115	(154,903,885)
Total increase (decrease) in net assets	454,988,420	(166,196,683)
Net Assets
Beginning of period	3,611,502,848	3,777,699,531
End of period	$4,066,491,268	$3,611,502,848
Other Information
Shares
Sold	42,148,461	114,579,701
Issued in reinvestment of distributions	2,239,641	4,941,784
Redeemed	(19,667,693)	(133,580,163)
Net increase (decrease)	24,720,409	(14,058,678)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$11.39	$11.30	$11.77	$11.91	$11.18
Income from Investment Operations
Net investment income (loss)A	.171	.340	.352	.377	.401	.414
Net realized and unrealized gain (loss)	.509	.003B	.139	(.408)	(.124)	.734
Total from investment operations	.680	.343	.491	(.031)	.277	1.148
Distributions from net investment income	(.170)	(.340)	(.352)	(.377)	(.401)	(.417)
Distributions from net realized gain	–	(.023)	(.049)	(.062)	(.016)	(.001)
Total distributions	(.170)	(.363)	(.401)	(.439)	(.417)	(.418)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.88	$11.37	$11.39	$11.30	$11.77	$11.91
Total ReturnD,E	6.01%	3.09%	4.38%	(.31)%	2.43%	10.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.96%H	3.02%	3.06%	3.21%	3.46%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$4,066,491	$3,611,503	$3,777,700	$3,121,388	$3,069,030	$2,922,473
Portfolio turnover rateI	4%H	23%	17%	23%	9%	5%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$240,576,201
Gross unrealized depreciation	(70,134)
Net unrealized appreciation (depreciation)	$240,506,067
Tax Cost	$3,829,568,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,189,333)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $463,917,201 and $72,693,302, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,160,555.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,564.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8,995.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.25%	$1,000.00	$1,060.10	$1.28
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SFB-SANN-0919
1.762414.118

Fidelity® Series Large Cap Value Index Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.9
JPMorgan Chase & Co.	2.8
Exxon Mobil Corp.	2.3
Johnson & Johnson	2.1
Procter & Gamble Co.	2.0
Bank of America Corp.	1.9
The Walt Disney Co.	1.8
AT&T, Inc.	1.8
Chevron Corp.	1.7
Verizon Communications, Inc.	1.7
21.0

Top Market Sectors as of July 31, 2019

% of fund's net assets
Financials	23.8
Health Care	12.7
Industrials	9.6
Energy	8.9
Consumer Staples	8.9
Communication Services	8.0
Utilities	6.4
Information Technology	6.2
Consumer Discretionary	5.9
Real Estate	5.1

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.0%

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	2,166,889	$73,782,570
CenturyLink, Inc.	322,727	3,901,769
GCI Liberty, Inc. (a)	29,070	1,736,351
Verizon Communications, Inc.	1,228,352	67,891,015
		147,311,705
Entertainment - 2.4%
Activision Blizzard, Inc.	212,613	10,362,758
Cinemark Holdings, Inc.	31,649	1,263,428
Electronic Arts, Inc. (a)	8,485	784,863
Lions Gate Entertainment Corp.:
Class A	13,528	174,646
Class B	31,630	385,570
Take-Two Interactive Software, Inc. (a)	17,859	2,188,085
The Madison Square Garden Co. (a)	4,988	1,446,720
The Walt Disney Co.	518,179	74,104,779
Viacom, Inc.:
Class A	2,851	99,671
Class B (non-vtg.)	105,003	3,186,841
Zynga, Inc. (a)	196,363	1,252,796
		95,250,157
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (a)	9,227	2,205,714
TripAdvisor, Inc. (a)	3,059	135,055
Zillow Group, Inc.:
Class A (a)	16,691	831,879
Class C (a)(b)	36,572	1,827,137
		4,999,785
Media - 1.7%
CBS Corp. Class B	9,705	499,905
Charter Communications, Inc. Class A (a)	19,513	7,519,920
Comcast Corp. Class A	708,482	30,585,168
Discovery Communications, Inc.:
Class A (a)(b)	46,200	1,400,322
Class C (non-vtg.) (a)	103,448	2,921,372
DISH Network Corp. Class A (a)	66,114	2,238,620
Fox Corp.:
Class A	93,854	3,502,631
Class B	43,643	1,623,520
Interpublic Group of Companies, Inc.	103,591	2,374,306
John Wiley & Sons, Inc. Class A	13,081	595,316
Liberty Broadband Corp.:
Class A (a)	7,284	715,216
Class C (a)	31,243	3,108,991
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	58,424	2,300,737
Liberty Media Class A (a)	7,436	278,701
Liberty SiriusXM Series A (a)	23,306	970,229
Liberty SiriusXM Series C (a)	47,857	2,003,294
News Corp.:
Class A	116,557	1,533,890
Class B	33,263	447,720
Nexstar Broadcasting Group, Inc. Class A	2,994	304,699
Omnicom Group, Inc.	30,266	2,427,939
Sinclair Broadcast Group, Inc. Class A	1,086	54,572
The New York Times Co. Class A	38,942	1,389,451
Tribune Media Co. Class A	25,949	1,205,850
		70,002,369
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	167,834	1,230,223
T-Mobile U.S., Inc. (a)	44,350	3,536,026
Telephone & Data Systems, Inc.	29,661	959,237
U.S. Cellular Corp. (a)	4,503	215,649
		5,941,135

TOTAL COMMUNICATION SERVICES		323,505,151

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.3%
Aptiv PLC	71,187	6,239,541
BorgWarner, Inc.	61,117	2,310,223
Gentex Corp.	75,798	2,078,381
Lear Corp.	18,429	2,336,429
The Goodyear Tire & Rubber Co.	68,841	945,187
		13,909,761
Automobiles - 0.7%
Ford Motor Co.	1,159,948	11,054,304
General Motors Co.	368,125	14,850,163
Harley-Davidson, Inc.	46,856	1,676,508
Thor Industries, Inc.	15,675	934,230
		28,515,205
Distributors - 0.2%
Genuine Parts Co.	41,663	4,046,311
LKQ Corp. (a)	79,533	2,141,824
		6,188,135
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	25,135	1,147,161
Graham Holdings Co.	1,243	923,213
Grand Canyon Education, Inc. (a)	12,748	1,386,600
H&R Block, Inc.	51,160	1,416,620
Service Corp. International	33,608	1,550,673
ServiceMaster Global Holdings, Inc. (a)	33,999	1,809,767
		8,234,034
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	72,495	2,623,594
Caesars Entertainment Corp. (a)(b)	168,580	1,995,987
Carnival Corp.	118,008	5,573,518
Choice Hotels International, Inc.	5,629	483,024
Dunkin' Brands Group, Inc.	1,614	129,378
Extended Stay America, Inc. unit	55,587	929,415
Hilton Grand Vacations, Inc. (a)	23,124	756,155
Hyatt Hotels Corp. Class A	11,179	864,696
International Game Technology PLC (b)	29,063	387,991
Las Vegas Sands Corp.	52,606	3,179,507
McDonald's Corp.	191,076	40,263,535
MGM Mirage, Inc.	141,132	4,236,783
Norwegian Cruise Line Holdings Ltd. (a)	50,681	2,505,669
Royal Caribbean Cruises Ltd.	50,830	5,913,562
Six Flags Entertainment Corp.	21,357	1,128,290
Vail Resorts, Inc.	1,273	313,820
Wyndham Destinations, Inc.	27,365	1,287,797
Wyndham Hotels & Resorts, Inc.	19,932	1,127,155
Wynn Resorts Ltd.	4,984	648,269
Yum China Holdings, Inc.	20,710	942,305
Yum! Brands, Inc.	10,077	1,133,864
		76,424,314
Household Durables - 0.5%
D.R. Horton, Inc.	100,791	4,629,331
Garmin Ltd.	42,985	3,378,191
Leggett & Platt, Inc.	38,805	1,551,036
Lennar Corp.:
Class A	48,855	2,324,032
Class B	2,751	104,538
Mohawk Industries, Inc. (a)	17,645	2,200,155
Newell Brands, Inc.	112,427	1,595,339
PulteGroup, Inc.	76,339	2,405,442
Toll Brothers, Inc.	39,870	1,434,124
Whirlpool Corp.	18,350	2,669,558
		22,291,746
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	5,413	718,522
Liberty Interactive Corp. QVC Group Series A (a)	116,822	1,651,863
		2,370,385
Leisure Products - 0.0%
Brunswick Corp.	25,595	1,258,250
Mattel, Inc. (a)(b)	31,622	461,681
Polaris Industries, Inc.	1,771	167,661
		1,887,592
Multiline Retail - 0.5%
Dollar General Corp.	4,615	618,502
Dollar Tree, Inc. (a)	32,002	3,256,204
Kohl's Corp.	48,209	2,596,537
Macy's, Inc.	91,523	2,080,318
Target Corp.	140,040	12,099,456
		20,651,017
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	15,471	2,330,551
AutoNation, Inc. (a)	15,937	775,813
Best Buy Co., Inc.	53,973	4,130,554
CarMax, Inc. (a)	25,926	2,275,266
Dick's Sporting Goods, Inc.	20,190	750,462
Foot Locker, Inc.	33,060	1,357,444
Gap, Inc.	64,227	1,252,427
IAA Spinco, Inc. (a)	3,459	161,708
L Brands, Inc.	56,904	1,476,659
Penske Automotive Group, Inc.	10,318	474,318
The Home Depot, Inc.	140,663	30,058,276
Tiffany & Co., Inc.	35,774	3,359,894
Urban Outfitters, Inc. (a)	21,590	514,058
Williams-Sonoma, Inc.	18,894	1,259,852
		50,177,282
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	24,664	877,792
Carter's, Inc.	7,289	678,023
Columbia Sportswear Co.	3,073	325,677
Hanesbrands, Inc.	23,850	383,747
PVH Corp.	22,066	1,962,109
Ralph Lauren Corp.	15,430	1,608,269
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,839	942,392
Tapestry, Inc.	86,081	2,662,485
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	19,018	438,745
Class C (non-vtg.) (a)(b)	19,623	399,132
		10,278,371

TOTAL CONSUMER DISCRETIONARY		240,927,842

CONSUMER STAPLES - 8.9%
Beverages - 1.0%
Brown-Forman Corp.:
Class A	983	52,453
Class B (non-vtg.)	3,367	184,545
Constellation Brands, Inc. Class A (sub. vtg.)	47,003	9,251,130
Keurig Dr. Pepper, Inc.	60,460	1,701,344
Molson Coors Brewing Co. Class B	51,568	2,784,156
PepsiCo, Inc.	66,516	8,501,410
The Coca-Cola Co.	361,811	19,042,113
		41,517,151
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.	8,104	1,312,119
Kroger Co.	235,559	4,984,428
Sprouts Farmers Market LLC (a)	18,377	311,123
U.S. Foods Holding Corp. (a)	64,633	2,286,069
Walgreens Boots Alliance, Inc.	228,986	12,477,447
Walmart, Inc.	416,782	46,004,397
		67,375,583
Food Products - 2.0%
Archer Daniels Midland Co.	165,095	6,782,103
Beyond Meat, Inc. (b)	2,860	562,019
Bunge Ltd.	40,774	2,382,425
Campbell Soup Co.	21,410	885,089
Conagra Brands, Inc.	142,947	4,126,880
Flowers Foods, Inc.	57,688	1,367,206
General Mills, Inc.	177,702	9,437,753
Hormel Foods Corp. (b)	82,336	3,374,953
Ingredion, Inc.	19,777	1,528,564
Kellogg Co.	45,017	2,620,890
Lamb Weston Holdings, Inc.	32,090	2,153,881
McCormick & Co., Inc. (non-vtg.)	12,839	2,035,495
Mondelez International, Inc.	421,772	22,560,584
Pilgrim's Pride Corp. (a)	10,184	275,579
Post Holdings, Inc. (a)	10,595	1,135,996
Seaboard Corp.	76	310,205
The Hain Celestial Group, Inc. (a)	26,949	586,680
The Hershey Co.	5,436	824,859
The J.M. Smucker Co.	32,542	3,618,345
The Kraft Heinz Co.	185,044	5,923,258
TreeHouse Foods, Inc. (a)	13,658	810,466
Tyson Foods, Inc. Class A	85,295	6,780,953
		80,084,183
Household Products - 2.8%
Clorox Co.	6,994	1,137,224
Colgate-Palmolive Co.	249,420	17,893,391
Energizer Holdings, Inc. (b)	18,849	793,166
Kimberly-Clark Corp.	101,278	13,738,361
Procter & Gamble Co.	691,094	81,576,736
Spectrum Brands Holdings, Inc. (b)	10,433	522,798
		115,661,676
Personal Products - 0.1%
Coty, Inc. Class A	85,496	932,761
Herbalife Nutrition Ltd. (a)	25,705	1,054,419
Nu Skin Enterprises, Inc. Class A	16,254	649,835
		2,637,015
Tobacco - 1.3%
Altria Group, Inc.	284,292	13,381,624
Philip Morris International, Inc.	461,269	38,566,701
		51,948,325

TOTAL CONSUMER STAPLES		359,223,933

ENERGY - 8.9%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	152,879	3,881,598
Halliburton Co.	258,066	5,935,518
Helmerich & Payne, Inc.	31,577	1,568,745
National Oilwell Varco, Inc.	114,285	2,722,269
Patterson-UTI Energy, Inc.	60,700	705,941
Schlumberger Ltd.	410,921	16,424,512
Transocean Ltd. (United States) (a)(b)	171,394	1,042,076
		32,280,659
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	109,854	8,091,846
Antero Midstream GP LP (b)	66,780	609,034
Antero Resources Corp. (a)	78,182	360,419
Apache Corp.	111,350	2,719,167
Cabot Oil & Gas Corp.	46,064	882,586
Centennial Resource Development, Inc. Class A (a)	54,126	322,050
Cheniere Energy, Inc. (a)	29,324	1,910,459
Chesapeake Energy Corp. (a)(b)	386,027	698,709
Chevron Corp.	565,826	69,658,839
Cimarex Energy Co.	29,620	1,500,845
Concho Resources, Inc.	58,933	5,756,575
ConocoPhillips Co.	335,687	19,832,388
Continental Resources, Inc. (a)	25,732	956,458
Devon Energy Corp.	122,665	3,311,955
Diamondback Energy, Inc.	38,568	3,989,088
EOG Resources, Inc.	172,140	14,778,219
EQT Corp.	75,299	1,137,768
Equitrans Midstream Corp.	54,211	899,360
Exxon Mobil Corp.	1,256,416	93,427,094
Hess Corp.	79,638	5,163,728
HollyFrontier Corp.	46,814	2,329,933
Kinder Morgan, Inc.	578,745	11,933,722
Kosmos Energy Ltd.	107,145	643,941
Marathon Oil Corp.	241,800	3,402,126
Marathon Petroleum Corp.	194,774	10,983,306
Murphy Oil Corp.	48,853	1,174,426
Noble Energy, Inc.	140,399	3,100,010
Occidental Petroleum Corp.	221,924	11,398,017
ONEOK, Inc.	83,011	5,817,411
Parsley Energy, Inc. Class A (a)	34,088	565,520
PBF Energy, Inc. Class A	35,321	986,516
Phillips 66 Co.	134,570	13,801,499
Pioneer Natural Resources Co.	28,491	3,932,898
Range Resources Corp. (b)	61,431	349,542
Targa Resources Corp.	67,781	2,637,359
The Williams Companies, Inc.	359,764	8,864,585
Valero Energy Corp.	123,559	10,533,405
WPX Energy, Inc. (a)	124,183	1,296,471
		329,757,274

TOTAL ENERGY		362,037,933

FINANCIALS - 23.8%
Banks - 10.9%
Associated Banc-Corp.	47,936	1,038,773
Bank of America Corp.	2,553,029	78,326,930
Bank of Hawaii Corp.	11,959	1,019,505
Bank OZK	35,966	1,099,840
BankUnited, Inc.	28,740	988,943
BB&T Corp.	226,843	11,689,220
BOK Financial Corp.	9,574	801,152
CIT Group, Inc.	26,169	1,322,843
Citigroup, Inc.	686,011	48,816,543
Citizens Financial Group, Inc.	135,749	5,058,008
Comerica, Inc.	42,803	3,133,180
Commerce Bancshares, Inc.	29,482	1,793,390
Cullen/Frost Bankers, Inc.	16,721	1,587,492
East West Bancorp, Inc.	42,978	2,063,374
Fifth Third Bancorp	217,381	6,454,042
First Citizens Bancshares, Inc.	2,207	1,030,713
First Hawaiian, Inc.	40,039	1,071,444
First Horizon National Corp.	92,362	1,514,737
First Republic Bank	40,340	4,008,182
FNB Corp., Pennsylvania	95,910	1,155,716
Huntington Bancshares, Inc.	308,634	4,398,035
JPMorgan Chase & Co.	957,307	111,047,612
KeyCorp	297,381	5,462,889
M&T Bank Corp.	40,388	6,633,729
PacWest Bancorp	34,889	1,347,762
Peoples United Financial, Inc.	117,441	1,928,381
Pinnacle Financial Partners, Inc.	22,189	1,347,760
PNC Financial Services Group, Inc.	133,784	19,117,734
Popular, Inc.	28,208	1,623,652
Prosperity Bancshares, Inc.	19,748	1,370,314
Regions Financial Corp.	300,257	4,783,094
Signature Bank	8,103	1,032,808
Sterling Bancorp	61,260	1,338,531
SunTrust Banks, Inc.	131,469	8,755,835
SVB Financial Group (a)	14,249	3,305,341
Synovus Financial Corp.	41,217	1,573,253
TCF Financial Corp.	47,571	1,017,068
Texas Capital Bancshares, Inc. (a)	14,855	934,825
U.S. Bancorp	428,956	24,514,835
Umpqua Holdings Corp.	65,224	1,138,811
Webster Financial Corp.	27,060	1,380,060
Wells Fargo & Co.	1,201,943	58,186,061
Western Alliance Bancorp.	25,606	1,265,961
Wintrust Financial Corp.	16,635	1,190,068
Zions Bancorp NA	53,313	2,402,817
		441,071,263
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	15,076	1,293,370
Ameriprise Financial, Inc.	34,179	4,973,386
Bank of New York Mellon Corp.	252,668	11,855,183
BGC Partners, Inc. Class A	84,802	467,259
BlackRock, Inc. Class A	35,139	16,433,808
Cboe Global Markets, Inc.	24,711	2,701,159
Charles Schwab Corp.	142,313	6,150,768
CME Group, Inc.	105,053	20,424,404
E*TRADE Financial Corp.	59,212	2,888,953
Eaton Vance Corp. (non-vtg.)	33,077	1,471,927
Evercore, Inc. Class A	7,748	669,195
Franklin Resources, Inc.	83,404	2,721,473
Goldman Sachs Group, Inc.	97,666	21,499,217
Interactive Brokers Group, Inc.	15,763	808,011
IntercontinentalExchange, Inc.	99,345	8,728,452
Invesco Ltd.	116,856	2,242,467
Janus Henderson Group PLC	48,496	973,315
Lazard Ltd. Class A	19,879	769,516
Legg Mason, Inc.	25,042	943,082
Morgan Stanley	358,888	15,992,049
Northern Trust Corp.	59,313	5,812,674
Raymond James Financial, Inc.	28,647	2,310,953
SEI Investments Co.	20,039	1,194,124
State Street Corp.	110,426	6,414,646
T. Rowe Price Group, Inc.	48,673	5,519,031
TD Ameritrade Holding Corp.	10,433	533,126
The NASDAQ OMX Group, Inc.	34,329	3,308,286
Virtu Financial, Inc. Class A	7,883	170,903
		149,270,737
Consumer Finance - 1.1%
Ally Financial, Inc.	117,802	3,876,864
American Express Co.	89,729	11,159,596
Capital One Financial Corp.	138,631	12,812,277
Credit Acceptance Corp. (a)	359	171,613
Discover Financial Services	62,180	5,580,033
Navient Corp.	62,316	881,771
OneMain Holdings, Inc.	19,303	800,109
Santander Consumer U.S.A. Holdings, Inc.	31,414	845,351
SLM Corp.	127,882	1,165,005
Synchrony Financial	148,824	5,339,805
		42,632,424
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	87,138	1,958,862
Berkshire Hathaway, Inc. Class B (a)	580,599	119,272,438
Jefferies Financial Group, Inc.	76,140	1,624,066
Voya Financial, Inc.	39,642	2,226,691
		125,082,057
Insurance - 4.6%
AFLAC, Inc.	218,775	11,516,316
Alleghany Corp. (a)	3,712	2,545,430
Allstate Corp.	98,617	10,591,466
American Financial Group, Inc.	21,802	2,232,089
American International Group, Inc.	258,178	14,455,386
American National Insurance Co.	2,190	265,034
Arch Capital Group Ltd. (a)	98,104	3,795,644
Arthur J. Gallagher & Co.	42,930	3,882,160
Assurant, Inc.	18,176	2,060,431
Assured Guaranty Ltd.	29,383	1,283,743
Athene Holding Ltd. (a)	27,511	1,124,099
Axis Capital Holdings Ltd.	22,014	1,401,631
Brighthouse Financial, Inc. (a)	34,328	1,344,628
Brown & Brown, Inc.	65,761	2,362,793
Chubb Ltd.	135,086	20,646,544
Cincinnati Financial Corp.	45,098	4,840,368
CNA Financial Corp.	8,345	399,642
Erie Indemnity Co. Class A	2,456	547,123
Everest Re Group Ltd.	8,287	2,043,906
First American Financial Corp.	32,315	1,868,453
FNF Group	78,258	3,355,703
Hanover Insurance Group, Inc.	12,022	1,559,374
Hartford Financial Services Group, Inc.	106,769	6,153,097
Kemper Corp.	14,780	1,300,936
Lincoln National Corp.	59,759	3,904,653
Loews Corp.	77,774	4,164,020
Markel Corp. (a)	3,684	4,103,718
Marsh & McLennan Companies, Inc.	18,349	1,812,881
Mercury General Corp.	8,093	458,954
MetLife, Inc.	238,422	11,782,815
Old Republic International Corp.	83,485	1,904,293
Primerica, Inc.	3,468	425,489
Principal Financial Group, Inc.	81,857	4,750,980
Progressive Corp.	116,367	9,423,400
Prudential Financial, Inc.	120,316	12,189,214
Reinsurance Group of America, Inc.	18,520	2,887,638
RenaissanceRe Holdings Ltd.	7,980	1,445,577
The Travelers Companies, Inc.	65,038	9,535,872
Torchmark Corp.	32,091	2,930,550
Unum Group	62,717	2,003,808
W.R. Berkley Corp.	42,595	2,955,667
White Mountains Insurance Group Ltd.	915	984,540
Willis Group Holdings PLC	38,231	7,463,456
		186,703,521
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	158,889	2,723,357
Annaly Capital Management, Inc.	431,170	4,117,674
Chimera Investment Corp.	55,157	1,063,427
MFA Financial, Inc.	132,885	954,114
New Residential Investment Corp.	122,851	1,927,532
Starwood Property Trust, Inc.	80,657	1,873,662
Two Harbors Investment Corp.	80,358	1,081,619
		13,741,385
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	104,904	1,348,016
New York Community Bancorp, Inc.	134,230	1,547,672
TFS Financial Corp.	14,404	258,696
		3,154,384

TOTAL FINANCIALS		961,655,771

HEALTH CARE - 12.7%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)	13,640	656,220
Alexion Pharmaceuticals, Inc. (a)	15,546	1,761,206
Alkermes PLC (a)	46,177	1,069,459
Alnylam Pharmaceuticals, Inc. (a)	5,116	396,950
Amgen, Inc.	14,479	2,701,492
Biogen, Inc. (a)	37,705	8,967,003
bluebird bio, Inc. (a)(b)	16,310	2,140,361
Exelixis, Inc. (a)	52,257	1,111,506
Gilead Sciences, Inc.	324,025	21,230,118
Moderna, Inc. (b)	765	10,022
Regeneron Pharmaceuticals, Inc. (a)	19,252	5,867,240
United Therapeutics Corp. (a)	12,790	1,013,480
		46,925,057
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	289,792	25,240,883
Baxter International, Inc.	75,841	6,368,369
Becton, Dickinson & Co.	72,692	18,376,538
Cantel Medical Corp.	4,733	436,761
Danaher Corp.	178,886	25,133,483
Dentsply Sirona, Inc.	66,069	3,597,457
Hill-Rom Holdings, Inc.	9,561	1,019,585
Hologic, Inc. (a)	15,469	792,786
ICU Medical, Inc. (a)	3,955	1,006,310
Integra LifeSciences Holdings Corp. (a)	20,982	1,330,049
Medtronic PLC	398,305	40,603,212
STERIS PLC	23,391	3,481,984
The Cooper Companies, Inc.	12,460	4,204,004
West Pharmaceutical Services, Inc.	5,266	722,864
Zimmer Biomet Holdings, Inc.	60,807	8,216,850
		140,531,135
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	25,724	821,625
Anthem, Inc.	54,058	15,926,027
Cardinal Health, Inc.	88,369	4,041,114
Centene Corp. (a)	19,884	1,035,758
Cigna Corp.	76,677	13,028,956
Covetrus, Inc. (a)(b)	28,698	679,282
CVS Health Corp.	385,223	21,522,409
DaVita HealthCare Partners, Inc. (a)	37,663	2,254,131
Elanco Animal Health, Inc.	110,718	3,649,265
Encompass Health Corp.	14,325	914,508
HCA Holdings, Inc.	32,119	4,288,208
Henry Schein, Inc. (a)	38,454	2,558,729
Humana, Inc.	22,850	6,780,738
Laboratory Corp. of America Holdings (a)	27,339	4,579,829
McKesson Corp.	50,604	7,031,426
MEDNAX, Inc. (a)	24,868	611,007
Molina Healthcare, Inc. (a)	4,098	544,132
Premier, Inc. (a)(b)	15,346	594,658
Quest Diagnostics, Inc.	39,776	4,060,334
Universal Health Services, Inc. Class B	23,927	3,609,627
Wellcare Health Plans, Inc. (a)	1,395	400,714
		98,932,477
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	85,109	5,907,416
Bio-Rad Laboratories, Inc. Class A (a)	6,290	1,980,721
IQVIA Holdings, Inc. (a)	30,498	4,854,367
PerkinElmer, Inc.	25,482	2,194,510
QIAGEN NV (a)	65,538	2,472,093
Thermo Fisher Scientific, Inc.	37,748	10,481,865
		27,890,972
Pharmaceuticals - 4.9%
Allergan PLC	97,315	15,619,058
Bristol-Myers Squibb Co.	286,416	12,719,735
Catalent, Inc. (a)	42,948	2,426,133
Corteva, Inc.	222,422	6,561,449
Horizon Pharma PLC (a)	48,107	1,197,383
Jazz Pharmaceuticals PLC (a)	1,836	255,902
Johnson & Johnson	669,396	87,168,747
Merck & Co., Inc.	39,754	3,299,184
Mylan NV (a)	152,425	3,185,683
Nektar Therapeutics (a)	42,100	1,198,166
Perrigo Co. PLC	37,366	2,018,138
Pfizer, Inc.	1,651,247	64,134,433
		199,784,011

TOTAL HEALTH CARE		514,063,652

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.8%
Arconic, Inc.	118,125	2,957,850
BWX Technologies, Inc.	7,205	388,422
Curtiss-Wright Corp.	12,598	1,598,812
General Dynamics Corp.	70,554	13,118,811
Harris Corp.	32,549	6,757,172
Hexcel Corp.	1,682	137,520
Huntington Ingalls Industries, Inc.	2,480	566,184
Raytheon Co.	31,537	5,748,880
Spirit AeroSystems Holdings, Inc. Class A	3,049	234,285
Teledyne Technologies, Inc. (a)	10,602	3,088,151
Textron, Inc.	69,010	3,402,193
TransDigm Group, Inc. (a)	2,741	1,330,591
United Technologies Corp.	240,704	32,158,054
		71,486,925
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	9,377	785,136
Expeditors International of Washington, Inc.	14,632	1,117,153
FedEx Corp.	71,525	12,197,158
XPO Logistics, Inc. (a)(b)	11,370	767,248
		14,866,695
Airlines - 0.6%
Alaska Air Group, Inc.	19,384	1,228,170
American Airlines Group, Inc.	106,205	3,240,315
Copa Holdings SA Class A	9,279	938,107
Delta Air Lines, Inc.	138,090	8,429,014
JetBlue Airways Corp. (a)	81,130	1,560,130
Southwest Airlines Co.	58,605	3,019,916
United Continental Holdings, Inc. (a)	55,672	5,116,814
		23,532,466
Building Products - 0.5%
A.O. Smith Corp.	34,296	1,558,753
Allegion PLC	6,841	708,317
Fortune Brands Home & Security, Inc.	28,126	1,545,242
Johnson Controls International PLC	266,449	11,308,096
Lennox International, Inc.	915	234,679
Masco Corp.	86,687	3,534,229
Owens Corning	31,809	1,844,922
Resideo Technologies, Inc. (a)	36,423	686,938
		21,421,176
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (a)	15,257	1,187,147
KAR Auction Services, Inc.	3,459	92,494
Republic Services, Inc.	59,114	5,240,456
Stericycle, Inc. (a)(b)	26,432	1,214,815
Waste Management, Inc.	27,474	3,214,458
		10,949,370
Construction & Engineering - 0.2%
AECOM (a)	46,154	1,659,236
Fluor Corp.	41,392	1,345,654
Jacobs Engineering Group, Inc.	39,070	3,223,666
Quanta Services, Inc.	32,301	1,208,703
Valmont Industries, Inc.	6,349	873,622
		8,310,881
Electrical Equipment - 0.8%
Acuity Brands, Inc.	8,628	1,158,050
AMETEK, Inc.	13,808	1,237,335
Eaton Corp. PLC	125,299	10,298,325
Emerson Electric Co.	165,862	10,761,127
Fortive Corp.	67,931	5,166,153
GrafTech International Ltd. (b)	18,143	207,737
Hubbell, Inc. Class B	7,214	936,954
Regal Beloit Corp.	12,617	1,004,566
Sensata Technologies, Inc. PLC (a)	27,267	1,293,274
		32,063,521
Industrial Conglomerates - 1.6%
3M Co.	39,017	6,817,050
Carlisle Companies, Inc.	2,229	321,444
General Electric Co.	2,567,949	26,835,067
Honeywell International, Inc.	110,517	19,059,762
ITT, Inc.	25,979	1,621,609
Roper Technologies, Inc.	25,660	9,331,259
		63,986,191
Machinery - 2.1%
AGCO Corp.	18,829	1,449,833
Apergy Corp. (a)	22,870	743,961
Caterpillar, Inc.	151,746	19,980,396
Colfax Corp. (a)(b)	27,470	760,370
Crane Co.	14,847	1,242,694
Cummins, Inc.	45,586	7,476,104
Deere & Co.	84,012	13,916,588
Dover Corp.	24,131	2,337,087
Flowserve Corp.	30,440	1,522,913
Gardner Denver Holdings, Inc. (a)	38,599	1,272,609
Gates Industrial Corp. PLC (a)	13,578	149,086
IDEX Corp.	11,194	1,883,055
Ingersoll-Rand PLC	4,211	520,732
Lincoln Electric Holdings, Inc.	1,017	85,957
Nordson Corp.	1,527	216,315
Oshkosh Corp.	20,574	1,719,369
PACCAR, Inc.	100,543	7,052,086
Parker Hannifin Corp.	37,939	6,642,360
Pentair PLC	50,690	1,967,279
Snap-On, Inc.	16,259	2,481,286
Stanley Black & Decker, Inc.	44,901	6,626,939
Timken Co.	19,877	908,578
Trinity Industries, Inc.	31,526	617,910
WABCO Holdings, Inc. (a)	2,452	324,669
Wabtec Corp. (b)	33,971	2,638,867
Woodward, Inc.	2,950	330,518
		84,867,561
Marine - 0.0%
Kirby Corp. (a)	17,578	1,377,412
Professional Services - 0.2%
Equifax, Inc.	5,455	758,736
IHS Markit Ltd. (a)	43,537	2,804,654
Manpower, Inc.	17,641	1,611,505
Nielsen Holdings PLC	92,144	2,134,055
		7,308,950
Road & Rail - 0.9%
AMERCO	2,623	1,015,101
CSX Corp.	146,462	10,310,925
Genesee & Wyoming, Inc. Class A (a)	13,661	1,500,114
J.B. Hunt Transport Services, Inc.	17,829	1,825,155
Kansas City Southern	29,715	3,676,934
Knight-Swift Transportation Holdings, Inc. Class A	37,051	1,327,908
Landstar System, Inc.	1,110	123,510
Lyft, Inc. (b)	8,613	524,273
Norfolk Southern Corp.	68,333	13,059,803
Old Dominion Freight Lines, Inc.	11,221	1,873,683
Ryder System, Inc.	15,396	819,991
Schneider National, Inc. Class B	16,400	316,520
Uber Technologies, Inc. (b)	47,703	2,010,204
		38,384,121
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	28,608	1,195,528
Fastenal Co.	16,098	495,818
HD Supply Holdings, Inc. (a)	50,530	2,046,970
MSC Industrial Direct Co., Inc. Class A	12,928	918,534
United Rentals, Inc. (a)	6,772	856,997
Univar, Inc. (a)	46,725	1,033,557
Watsco, Inc.	9,492	1,543,589
WESCO International, Inc. (a)	13,225	671,037
		8,762,030
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	21,732	900,574

TOTAL INDUSTRIALS		388,217,873

INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.3%
Ciena Corp. (a)	45,878	2,074,603
CommScope Holding Co., Inc. (a)	56,541	807,405
EchoStar Holding Corp. Class A (a)	14,038	639,010
F5 Networks, Inc. (a)	1,310	192,203
Juniper Networks, Inc.	101,210	2,734,694
Motorola Solutions, Inc.	12,738	2,113,998
ViaSat, Inc. (a)	16,476	1,344,277
		9,906,190
Electronic Equipment & Components - 0.5%
ADT, Inc. (b)	33,456	212,446
Arrow Electronics, Inc. (a)	25,024	1,816,993
Avnet, Inc.	31,204	1,417,286
Coherent, Inc. (a)	7,107	986,807
Corning, Inc.	156,587	4,815,050
Dell Technologies, Inc. (a)	12,399	715,918
Dolby Laboratories, Inc. Class A	16,124	1,098,044
FLIR Systems, Inc.	36,602	1,817,655
IPG Photonics Corp. (a)	9,762	1,278,920
Jabil, Inc.	34,620	1,069,066
Littelfuse, Inc.	7,086	1,197,251
National Instruments Corp.	36,393	1,519,772
SYNNEX Corp.	12,225	1,204,652
Trimble, Inc. (a)	61,749	2,609,513
		21,759,373
IT Services - 1.4%
Akamai Technologies, Inc. (a)	4,096	360,980
Alliance Data Systems Corp.	11,781	1,848,675
Amdocs Ltd.	40,678	2,602,985
CACI International, Inc. Class A (a)	7,277	1,565,647
Cognizant Technology Solutions Corp. Class A	155,120	10,104,517
CoreLogic, Inc. (a)	22,480	1,024,414
DXC Technology Co.	79,433	4,429,978
Fidelity National Information Services, Inc.	72,458	9,655,029
IBM Corp.	103,979	15,413,847
Jack Henry & Associates, Inc.	2,662	371,881
Leidos Holdings, Inc.	40,330	3,311,093
Sabre Corp.	67,171	1,579,190
The Western Union Co.	99,591	2,091,411
VeriSign, Inc. (a)	9,717	2,051,162
		56,410,809
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	94,344	11,081,646
Applied Materials, Inc.	130,467	6,441,156
Cree, Inc. (a)	28,781	1,789,603
Cypress Semiconductor Corp.	107,981	2,480,324
First Solar, Inc. (a)	24,394	1,573,169
Intel Corp.	1,329,833	67,223,058
Lam Research Corp.	5,417	1,130,040
Marvell Technology Group Ltd.	194,271	5,101,556
Maxim Integrated Products, Inc.	50,182	2,970,273
Microchip Technology, Inc.	49,543	4,677,850
Micron Technology, Inc. (a)	328,148	14,730,564
MKS Instruments, Inc.	15,991	1,361,314
ON Semiconductor Corp. (a)	120,797	2,598,343
Qorvo, Inc. (a)	36,327	2,662,406
Skyworks Solutions, Inc.	48,545	4,139,918
		129,961,220
Software - 0.3%
2U, Inc. (a)	10,417	133,338
Autodesk, Inc. (a)	14,896	2,326,308
Ceridian HCM Holding, Inc. (a)	3,493	186,212
Citrix Systems, Inc.	4,090	385,442
LogMeIn, Inc.	14,529	1,103,768
Nuance Communications, Inc. (a)	86,000	1,431,040
SolarWinds, Inc. (a)	9,479	169,864
SS&C Technologies Holdings, Inc.	6,295	301,845
Symantec Corp.	177,455	3,825,930
		9,863,747
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	406,692	5,844,164
HP, Inc.	433,405	9,118,841
Western Digital Corp.	86,884	4,682,179
Xerox Corp.	55,145	1,770,155
		21,415,339

TOTAL INFORMATION TECHNOLOGY		249,316,678

MATERIALS - 4.2%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	56,009	12,785,174
Albemarle Corp. U.S. (b)	31,160	2,273,434
Ashland Global Holdings, Inc.	18,463	1,467,439
Axalta Coating Systems Ltd. (a)	42,302	1,253,408
Cabot Corp.	17,083	763,952
Celanese Corp. Class A	37,407	4,195,943
CF Industries Holdings, Inc.	58,940	2,921,066
Dow, Inc. (a)	222,168	10,761,818
DowDuPont, Inc.	222,422	16,049,972
Eastman Chemical Co.	40,977	3,087,617
Element Solutions, Inc. (a)	41,285	413,676
FMC Corp.	38,923	3,363,726
Huntsman Corp.	66,100	1,358,355
International Flavors & Fragrances, Inc. (b)	31,633	4,554,836
Linde PLC	161,052	30,806,027
LyondellBasell Industries NV Class A	87,103	7,289,650
NewMarket Corp.	164	69,144
Olin Corp.	48,727	977,951
PPG Industries, Inc.	47,214	5,542,451
RPM International, Inc.	31,846	2,160,114
The Chemours Co. LLC	48,384	922,683
The Mosaic Co.	104,246	2,625,957
Valvoline, Inc.	55,808	1,126,764
Westlake Chemical Corp.	10,456	706,512
		117,477,669
Construction Materials - 0.1%
Eagle Materials, Inc.	2,321	192,132
Martin Marietta Materials, Inc.	12,819	3,175,907
nVent Electric PLC	46,328	1,148,471
Vulcan Materials Co.	3,153	436,218
		4,952,728
Containers & Packaging - 0.5%
Aptargroup, Inc.	11,205	1,356,029
Ardagh Group SA	5,470	90,966
Avery Dennison Corp.	1,622	186,319
Berry Global Group, Inc. (a)	24,048	1,083,362
Crown Holdings, Inc. (a)	16,306	1,043,747
Graphic Packaging Holding Co.	87,098	1,294,276
International Paper Co.	117,739	5,169,919
Owens-Illinois, Inc.	45,842	777,939
Packaging Corp. of America	27,723	2,799,191
Sealed Air Corp.	42,666	1,783,012
Silgan Holdings, Inc.	23,020	691,981
Sonoco Products Co.	29,387	1,764,102
WestRock Co.	75,393	2,717,918
		20,758,761
Metals & Mining - 0.7%
Alcoa Corp. (a)	55,024	1,237,490
Freeport-McMoRan, Inc.	429,391	4,749,064
Newmont Goldcorp Corp.	242,408	8,852,740
Nucor Corp.	90,328	4,912,037
Reliance Steel & Aluminum Co.	19,282	1,927,236
Royal Gold, Inc.	13,209	1,511,770
Southern Copper Corp.	6,764	242,084
Steel Dynamics, Inc.	62,903	1,982,074
United States Steel Corp. (b)	50,889	764,862
		26,179,357
Paper & Forest Products - 0.0%
Domtar Corp.	18,569	788,254

TOTAL MATERIALS		170,156,769

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	33,074	4,840,711
American Campus Communities, Inc.	40,474	1,892,160
American Homes 4 Rent Class A	43,465	1,052,288
Apartment Investment & Management Co. Class A	43,746	2,167,177
Apple Hospitality (REIT), Inc.	62,175	976,769
AvalonBay Communities, Inc.	41,268	8,616,346
Boston Properties, Inc.	45,822	6,092,035
Brandywine Realty Trust (SBI)	51,591	760,967
Brixmor Property Group, Inc.	87,880	1,667,962
Camden Property Trust (SBI)	27,648	2,867,374
Colony Capital, Inc.	133,709	755,456
Columbia Property Trust, Inc.	34,464	755,796
CoreSite Realty Corp.	2,388	250,286
Corporate Office Properties Trust (SBI)	33,158	925,771
Cousins Properties, Inc.	43,113	1,516,715
CubeSmart	55,702	1,891,083
CyrusOne, Inc.	33,138	1,902,121
DDR Corp.	41,362	589,409
Digital Realty Trust, Inc.	61,579	7,042,174
Douglas Emmett, Inc.	47,716	1,947,767
Duke Realty Corp.	106,475	3,548,812
Empire State Realty Trust, Inc.	43,343	607,235
EPR Properties	22,179	1,650,783
Equity Commonwealth	35,637	1,196,690
Equity Residential (SBI)	108,423	8,553,490
Essex Property Trust, Inc.	19,390	5,860,046
Extra Space Storage, Inc.	6,958	782,010
Federal Realty Investment Trust (SBI)	22,104	2,917,949
Gaming & Leisure Properties	59,915	2,259,395
HCP, Inc.	141,825	4,528,472
Healthcare Trust of America, Inc.	60,325	1,624,552
Highwoods Properties, Inc. (SBI)	30,218	1,369,782
Hospitality Properties Trust (SBI)	48,210	1,191,269
Host Hotels & Resorts, Inc.	217,585	3,783,803
Hudson Pacific Properties, Inc.	44,968	1,587,370
Invitation Homes, Inc.	125,155	3,438,008
Iron Mountain, Inc.	74,954	2,204,397
JBG SMITH Properties	36,180	1,415,723
Kilroy Realty Corp.	29,310	2,328,973
Kimco Realty Corp.	119,543	2,296,421
Liberty Property Trust (SBI)	43,753	2,288,282
Life Storage, Inc.	13,741	1,339,610
Medical Properties Trust, Inc.	129,088	2,259,040
Mid-America Apartment Communities, Inc.	33,644	3,964,609
National Retail Properties, Inc.	47,995	2,507,259
Omega Healthcare Investors, Inc.	63,268	2,296,628
Outfront Media, Inc.	35,304	959,563
Paramount Group, Inc.	59,623	824,586
Park Hotels & Resorts, Inc.	59,574	1,573,349
Prologis, Inc.	186,215	15,010,791
Public Storage	10,666	2,589,278
Rayonier, Inc.	38,339	1,113,365
Realty Income Corp.	93,329	6,459,300
Regency Centers Corp.	49,259	3,285,575
Retail Properties America, Inc.	63,066	766,883
Simon Property Group, Inc.	10,391	1,685,420
SL Green Realty Corp.	24,886	2,017,757
Spirit Realty Capital, Inc. (b)	25,710	1,134,325
Store Capital Corp.	61,349	2,098,749
Sun Communities, Inc.	19,017	2,525,648
Taubman Centers, Inc.	17,294	700,753
The Macerich Co. (b)	41,828	1,382,415
UDR, Inc.	78,318	3,607,327
Ventas, Inc.	106,160	7,143,506
VEREIT, Inc.	288,508	2,631,193
VICI Properties, Inc. (b)	132,307	2,823,431
Vornado Realty Trust	51,198	3,293,055
Weingarten Realty Investors (SBI)	35,823	999,820
Welltower, Inc.	120,130	9,985,206
Weyerhaeuser Co.	220,747	5,609,181
WP Carey, Inc.	50,076	4,333,577
		200,865,028
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	62,582	3,317,472
Howard Hughes Corp. (a)	8,161	1,101,735
Jones Lang LaSalle, Inc.	13,501	1,966,961
		6,386,168

TOTAL REAL ESTATE		207,251,196

UTILITIES - 6.4%
Electric Utilities - 3.9%
Alliant Energy Corp.	70,330	3,484,148
American Electric Power Co., Inc.	146,568	12,870,136
Duke Energy Corp.	216,134	18,743,140
Edison International	94,437	7,039,334
Entergy Corp.	56,279	5,944,188
Evergy, Inc.	72,246	4,370,161
Eversource Energy	94,204	7,146,315
Exelon Corp.	287,704	12,963,942
FirstEnergy Corp.	157,479	6,924,352
Hawaiian Electric Industries, Inc.	32,062	1,436,378
IDACORP, Inc.	14,888	1,519,469
NextEra Energy, Inc.	141,999	29,417,933
OGE Energy Corp.	59,180	2,541,781
PG&E Corp. (a)	157,049	2,847,298
Pinnacle West Capital Corp.	33,220	3,030,328
PPL Corp.	214,349	6,351,161
Southern Co.	308,719	17,350,008
Vistra Energy Corp.	123,203	2,643,936
Xcel Energy, Inc.	152,571	9,094,757
		155,718,765
Gas Utilities - 0.2%
Atmos Energy Corp.	34,275	3,737,346
National Fuel Gas Co.	24,222	1,156,358
UGI Corp.	51,472	2,629,704
		7,523,408
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	78,931	2,694,704
The AES Corp.	196,570	3,300,410
		5,995,114
Multi-Utilities - 2.0%
Ameren Corp.	72,590	5,494,337
Avangrid, Inc.	16,642	841,253
CenterPoint Energy, Inc.	148,841	4,317,877
CMS Energy Corp.	83,861	4,882,387
Consolidated Edison, Inc.	97,165	8,255,138
Dominion Energy, Inc.	237,755	17,662,819
DTE Energy Co.	54,135	6,881,100
MDU Resources Group, Inc.	58,232	1,557,124
NiSource, Inc.	110,459	3,279,528
Public Service Enterprise Group, Inc.	149,639	8,551,869
Sempra Energy	81,417	11,026,304
WEC Energy Group, Inc.	93,520	7,992,219
		80,741,955
Water Utilities - 0.2%
American Water Works Co., Inc.	53,531	6,144,288
Aqua America, Inc.	63,937	2,682,157
		8,826,445

TOTAL UTILITIES		258,805,687

TOTAL COMMON STOCKS
(Cost $3,466,503,134)		4,035,162,485

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.43%(c)	19,042,925	19,046,734
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	36,620,514	36,624,176
TOTAL MONEY MARKET FUNDS
(Cost $55,670,534)		55,670,910
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,522,173,668)		4,090,833,395
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(45,147,069)
NET ASSETS - 100%		$4,045,686,326

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	82	Sept. 2019	$12,227,430	$358,899	$358,899

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$212,193
Fidelity Securities Lending Cash Central Fund	155,052
Total	$367,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$323,505,151	$323,505,151	$--	$--
Consumer Discretionary	240,927,842	240,927,842	--	--
Consumer Staples	359,223,933	359,223,933	--	--
Energy	362,037,933	362,037,933	--	--
Financials	961,655,771	961,655,771	--	--
Health Care	514,063,652	514,063,652	--	--
Industrials	388,217,873	388,217,873	--	--
Information Technology	249,316,678	249,316,678	--	--
Materials	170,156,769	170,156,769	--	--
Real Estate	207,251,196	207,251,196	--	--
Utilities	258,805,687	258,805,687	--	--
Money Market Funds	55,670,910	55,670,910	--	--
Total Investments in Securities:	$4,090,833,395	$4,090,833,395	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$358,899	$358,899	$--	$--
Total Assets	$358,899	$358,899	$--	$--
Total Derivative Instruments:	$358,899	$358,899	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$358,899	$0
Total Equity Risk	358,899	0
Total Value of Derivatives	$358,899	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,386,978) — See accompanying schedule: Unaffiliated issuers (cost $3,466,503,134)	$4,035,162,485
Fidelity Central Funds (cost $55,670,534)	55,670,910
Total Investment in Securities (cost $3,522,173,668)		$4,090,833,395
Segregated cash with brokers for derivative instruments		1,083,599
Receivable for investments sold		132,434,028
Receivable for fund shares sold		20,285
Dividends receivable		5,194,595
Distributions receivable from Fidelity Central Funds		90,937
Total assets		4,229,656,839
Liabilities
Payable for investments purchased	$3,773,034
Payable for fund shares redeemed	143,298,430
Payable for daily variation margin on futures contracts	263,020
Other payables and accrued expenses	23,399
Collateral on securities loaned	36,612,630
Total liabilities		183,970,513
Net Assets		$4,045,686,326
Net Assets consist of:
Paid in capital		$3,299,139,967
Total distributable earnings (loss)		746,546,359
Net Assets, for 311,356,911 shares outstanding		$4,045,686,326
Net Asset Value, offering price and redemption price per share ($4,045,686,326 ÷ 311,356,911 shares)		$12.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$51,901,435
Interest		9,883
Income from Fidelity Central Funds (including $155,052 from security lending)		367,245
Total income		52,278,563
Expenses
Custodian fees and expenses	$19,983
Independent trustees' fees and expenses	7,949
Interest	9,633
Commitment fees	5,329
Total expenses before reductions	42,894
Expense reductions	(124)
Total expenses after reductions		42,770
Net investment income (loss)		52,235,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,060,383
Fidelity Central Funds	66
Futures contracts	1,472,465
Total net realized gain (loss)		138,532,914
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	142,106,892
Futures contracts	(534,800)
Total change in net unrealized appreciation (depreciation)		141,572,092
Net gain (loss)		280,105,006
Net increase (decrease) in net assets resulting from operations		$332,340,799

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,235,793	$95,495,234
Net realized gain (loss)	138,532,914	76,656,238
Change in net unrealized appreciation (depreciation)	141,572,092	(358,430,637)
Net increase (decrease) in net assets resulting from operations	332,340,799	(186,279,165)
Distributions to shareholders	(24,082,928)	(163,907,299)
Share transactions
Proceeds from sales of shares	607,422,114	263,998,068
Reinvestment of distributions	24,082,928	163,907,299
Cost of shares redeemed	(592,495,008)	(403,572,747)
Net increase (decrease) in net assets resulting from share transactions	39,010,034	24,332,620
Total increase (decrease) in net assets	347,267,905	(325,853,844)
Net Assets
Beginning of period	3,698,418,421	4,024,272,265
End of period	$4,045,686,326	$3,698,418,421
Other Information
Shares
Sold	48,402,616	21,281,385
Issued in reinvestment of distributions	1,985,402	14,044,982
Redeemed	(46,639,935)	(32,054,982)
Net increase (decrease)	3,748,083	3,271,385

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.02	$13.22	$11.75	$9.68	$10.89	$10.01
Income from Investment Operations
Net investment income (loss)A	.16	.32	.30	.26	.26	.24
Net realized and unrealized gain (loss)	.89	(.96)	1.69	2.10	(.78)	1.06
Total from investment operations	1.05	(.64)	1.99	2.36	(.52)	1.30
Distributions from net investment income	(.01)	(.33)	(.30)	(.19)	(.26)	(.24)
Distributions from net realized gain	(.07)	(.22)	(.22)	(.10)	(.43)	(.18)
Total distributions	(.08)	(.56)B	(.52)	(.29)	(.69)	(.42)
Net asset value, end of period	$12.99	$12.02	$13.22	$11.75	$9.68	$10.89
Total ReturnC,D	8.76%	(4.73)%	17.16%	24.44%	(4.98)%	12.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.03%	.10%	.10%	.10%
Expenses net of fee waivers, if any	- %G,H	- %H	.03%	.10%	.10%	.10%
Expenses net of all reductions	- %G,H	- %H	.03%	.10%	.10%	.10%
Net investment income (loss)	2.58%G	2.52%	2.39%	2.41%	2.35%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$4,045,686	$3,698,418	$4,024,272	$1,529,003	$759,885	$852,575
Portfolio turnover rateI	49%G	19%	17%	16%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.223 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, certain deemed dividends, futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$808,727,588
Gross unrealized depreciation	(253,336,349)
Net unrealized appreciation (depreciation)	$555,391,239
Tax cost	$3,535,801,055

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,039,813,030 and $961,076,412, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$43,735,667	2.64%	$9,633

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,329 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $179 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $124.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	- %-C	$1,000.00	$1,087.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XS6-SANN-0919
1.967966.105

Fidelity® SAI Tax-Free Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of July 31, 2019

% of fund's net assets
Texas	11.6
Illinois	11.5
Connecticut	6.7
Pennsylvania	6.3
New Jersey	5.3

Top Five Sectors as of July 31, 2019

% of fund's net assets
General Obligations	31.4
Health Care	19.2
Transportation	17.1
Education	8.4
Electric Utilities	5.8

Quality Diversification (% of fund's net assets)

As of July 31, 2019
AAA	6.7%
AA,A	69.9%
BBB	13.9%
BB and Below	1.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.8%
	Principal Amount	Value
Alabama - 0.7%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	$4,000,000	$4,177,500
Series 2009 E, 1.85%, tender 3/24/20 (a)	3,100,000	3,107,507

TOTAL ALABAMA		7,285,007

Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	955,000	1,003,781
Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24	315,000	374,384
Arizona State Lottery Rev. Series 2019, 5% 7/1/25 (b)	5,040,000	6,051,830
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	274,710
Maricopa County Indl. Dev. Auth. Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	751,868
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (c)	575,000	602,612
Maricopa County Rev. Series 2017, 5% 1/1/41	10,840,000	12,925,616
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,804,137
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	2,850,000	3,440,492
Series 2017 A, 5% 1/1/38	3,000,000	3,685,620
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (c)	760,000	859,058

TOTAL ARIZONA		31,770,327

California - 1.6%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,608,482
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,153,650
5.25% 11/1/36	515,000	587,553
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,200,471
5% 5/15/39	1,175,000	1,400,682
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,190,050
San Diego Assn Govts Cap. (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25 (b)	2,000,000	2,377,300
5% 11/15/26 (b)	2,000,000	2,434,340
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	568,444
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	937,496
Series 2017 B:
5% 7/1/29	485,000	585,342
5% 7/1/30	970,000	1,159,616

TOTAL CALIFORNIA		17,203,426

Colorado - 2.1%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,210,550
Series 2019 B, 5%, tender 11/19/26 (a)(b)	1,375,000	1,697,355
Series 2018 A, 4% 11/15/48	960,000	1,041,869
Series 2019 A:
4% 11/15/38 (b)	1,295,000	1,452,744
5% 11/15/39 (b)	1,250,000	1,549,750
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	240,000	230,990
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	715,000	824,002
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	460,000	509,947
Series 2019 H, 4.25% 11/1/49	265,000	293,766
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,432,960
5% 3/15/38	2,000,000	2,425,380
Denver City & County Arpt. Rev. Series 2018 B, 5% 12/1/48	6,875,000	8,281,831

TOTAL COLORADO		21,951,144

Connecticut - 6.7%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	703,219
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	786,520
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	167,580
Series 2014 H, 5% 11/15/21	1,550,000	1,682,308
Series 2015 B, 5% 6/15/32	265,000	307,172
Series 2016 B:
5% 5/15/25	1,000,000	1,194,110
5% 5/15/26	545,000	663,461
5% 5/15/27	2,640,000	3,196,010
Series 2017 A, 5% 4/15/33	245,000	292,969
Series 2018 A, 5% 4/15/38	1,000,000	1,194,210
Series 2018 F, 5% 9/15/22	235,000	261,604
Series 2019 A, 5% 4/15/26	655,000	796,022
Series 2019 B:
5% 2/15/22 (b)	7,000,000	7,644,910
5% 2/15/23 (b)	7,000,000	7,888,230
5% 2/15/24 (b)	7,000,000	8,105,160
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,911,955
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	2,150,000	2,215,231
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	821,181
Series 2014 B, 1.8%, tender 7/1/24 (a)	875,000	890,593
Series 2016 A1, 1.45%, tender 7/1/22 (a)	5,000,000	5,038,250
Series U1, 2%, tender 2/8/22 (a)	105,000	107,104
Series 2019 A:
4% 7/1/20 (c)	635,000	643,023
4% 7/1/21 (c)	100,000	102,601
5% 7/1/27 (c)	555,000	621,073
5% 7/1/34 (c)	685,000	755,692
Series 2019 Q-1:
5% 11/1/24	460,000	539,989
5% 11/1/26	500,000	612,760
Series A, 5% 7/1/26	1,000,000	1,173,660
Series K1, 5% 7/1/33	400,000	475,612
Series K3, 5% 7/1/43	350,000	403,424
Series R, 4% 7/1/36	1,000,000	1,095,810
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	460,049
Series A, 5% 9/1/33	5,000,000	5,708,800
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,519,042
5% 1/1/24	1,520,000	1,747,620
5% 1/1/28	3,890,000	4,745,100
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	493,380
Series 2019 A, 5% 11/1/25	495,000	595,916

TOTAL CONNECTICUT		69,561,350

District Of Columbia - 3.2%
District of Columbia Gen. Oblig.:
Series 2017 D, 5% 6/1/42	500,000	597,090
Series 2019 A:
5% 10/15/26	5,000,000	6,245,300
5% 10/15/44	5,000,000	6,109,650
District of Columbia Rev. Series 2018:
5% 10/1/20	600,000	625,548
5% 10/1/23	350,000	398,122
5% 10/1/25	495,000	588,446
5% 10/1/26	830,000	1,004,317
5% 10/1/27	905,000	1,110,516
5% 10/1/43	3,080,000	3,619,739
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/38	1,500,000	1,827,375
5% 10/1/44	8,000,000	9,629,360
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,956,174

TOTAL DISTRICT OF COLUMBIA		33,711,637

Florida - 5.2%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	956,489
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,807,056
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/37	2,000,000	2,432,800
5% 7/1/40	3,000,000	3,619,320
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019:
5% 3/1/21	365,000	382,706
5% 3/1/22	350,000	376,915
5% 3/1/23	400,000	441,260
5% 3/1/24	250,000	281,850
5% 3/1/25	670,000	770,279
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50 (b)	10,000,000	11,060,100
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,869,886
5% 10/1/35	1,000,000	1,134,260
Gainesville Utils. Sys. Rev. Series 2019 A:
5% 10/1/44	955,000	1,172,024
5% 10/1/47	5,155,000	6,306,885
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,857,511
5% 10/1/43	2,000,000	2,426,060
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,210,850
5% 4/1/44	3,235,000	3,857,155
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,096,150
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,849,705
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,036,053
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,444,180
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,932,525
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/37	960,000	1,094,438

TOTAL FLORIDA		54,416,457

Georgia - 2.3%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36 (b)	1,000,000	1,247,050
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,428,879
2.25%, tender 5/25/23 (a)	1,685,000	1,712,364
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,423,634
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28 (b)	1,350,000	1,721,048
Series 2019, 4% 6/15/49	190,000	209,087
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	100,000	105,108
Series 2018 A, 5% 1/1/21	275,000	289,245
Series C, 5% 1/1/22	100,000	108,404
Series HH:
5% 1/1/21	700,000	736,260
5% 1/1/22	1,825,000	1,980,636
Main Street Natural Gas, Inc. Bonds Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,950,332
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,130,779
Private Colleges & Univs. Auth. Rev. Series A:
4% 6/1/20	85,000	86,931
4% 6/1/21	635,000	665,905
5% 6/1/22	420,000	462,785
5% 6/1/23	420,000	476,574
5% 6/1/24	695,000	809,884

TOTAL GEORGIA		23,544,905

Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	2,000,000	2,443,780
Series 2019 A, 5% 9/1/24	765,000	908,047

TOTAL HAWAII		3,351,827

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	140,000	153,838
Illinois - 11.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	56,764
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,378,814
Series 2016 A, 7% 12/1/44	3,100,000	3,725,549
Series 2017 C, 5% 12/1/25	155,000	174,425
Series 2018 C, 5% 12/1/46	1,060,000	1,161,484
Chicago Midway Arpt. Rev. Series 2016 B, 5% 1/1/46	6,155,000	7,042,674
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 B:
5% 1/1/36	2,250,000	2,766,420
5% 1/1/37	3,250,000	3,981,185
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	296,131
5% 10/1/28	200,000	250,546
5% 10/1/44	1,000,000	1,201,330
5% 10/1/49	1,250,000	1,491,688
5% 10/1/51	1,000,000	1,188,480
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	361,320
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	2,150,000	2,310,089
5% 5/15/43	50,000	58,583
(Presence Health Proj.) Series 2016 C:
5% 2/15/25	2,100,000	2,504,019
5% 2/15/36	1,000,000	1,181,810
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	100,688
Series 2012 A, 5% 5/15/22	1,000,000	1,098,880
Series 2015 A, 4.125% 11/15/37	680,000	727,280
Series 2016 A:
5% 2/15/24	850,000	982,575
5% 8/15/25	1,175,000	1,412,644
Series 2016 C, 5% 2/15/31	2,500,000	3,033,950
Series 2016:
4% 12/1/35	360,000	383,137
5% 12/1/40	2,150,000	2,428,898
Series 2017 A, 5% 1/1/35	2,000,000	2,313,060
Series 2018 A:
4.25% 1/1/44	55,000	58,562
5% 1/1/38	215,000	248,297
5% 10/1/41	3,000,000	3,599,040
5% 1/1/44	320,000	365,235
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	5,949,000
Series 2012:
5% 8/1/19	2,000,000	2,000,000
5% 8/1/21	10,000	10,546
5% 8/1/22	60,000	64,588
5% 8/1/24	1,000,000	1,069,980
Series 2013, 5% 7/1/22	40,000	42,977
Series 2014:
5% 2/1/22	215,000	228,818
5% 2/1/23	180,000	194,530
5% 2/1/26	550,000	601,469
Series 2016:
5% 2/1/26	5,270,000	5,953,624
5% 2/1/27	1,100,000	1,256,288
Series 2017 C, 5% 11/1/29	1,000,000	1,123,070
Series 2017 D:
5% 11/1/21	4,500,000	4,766,310
5% 11/1/23	800,000	874,096
5% 11/1/24	685,000	756,014
5% 11/1/25	1,265,000	1,412,537
5% 11/1/27	6,230,000	7,076,346
Series 2018 A:
5% 10/1/24	500,000	555,030
5% 10/1/28	1,000,000	1,160,770
Series 2018 B, 5% 10/1/26	1,000,000	1,138,020
Series 2019 B:
5% 9/1/21	500,000	528,525
5% 9/1/22	490,000	528,441
5% 9/1/23	500,000	546,520
5% 9/1/24	500,000	554,355
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,457,222
Series 2014 C, 5% 1/1/38	415,000	471,021
Series 2015 A, 5% 1/1/37	470,000	540,204
Series 2019 A, 5% 1/1/44	16,000,000	19,166,880
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,409,226
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,371,360
0% 6/15/46 (FSA Insured)	8,000,000	3,005,040
0% 6/15/47 (FSA Insured)	2,525,000	908,192
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,441,176
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	241,785
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	124,990

TOTAL ILLINOIS		117,412,507

Indiana - 0.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	601,941
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	965,000	971,745
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019:
5% 7/1/20	1,160,000	1,198,206
5% 7/1/21	1,440,000	1,538,107
5% 7/1/22	1,510,000	1,662,299
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	347,038
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	575,000	693,272

TOTAL INDIANA		7,012,608

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,172,810
Series A, 5% 5/15/48	250,000	275,093

TOTAL IOWA		1,447,903

Kentucky - 1.9%
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	374,419
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	895,199
5% 1/1/39	690,000	843,684
5% 1/1/49	2,500,000	3,005,950
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	364,056
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	95,000	114,075
(Proj. No. 119) Series 2018, 5% 5/1/38	4,000,000	4,714,440
Series 2017, 5% 4/1/26	3,035,000	3,640,998
Series B:
5% 8/1/21	110,000	118,157
5% 5/1/27	2,000,000	2,430,580
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,214,380
Louisville & Jefferson County Series 2016 A, 5% 10/1/31	95,000	113,042
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	115,000	125,257
5% 12/1/29	450,000	489,537

TOTAL KENTUCKY		19,443,774

Louisiana - 1.1%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/20 (b)	520,000	533,920
4% 12/1/22 (b)	815,000	867,820
4% 12/1/23 (b)	1,135,000	1,227,389
4% 12/1/24 (b)	1,145,000	1,254,657
5% 12/1/29 (b)	350,000	423,658
5% 12/1/34 (b)	225,000	266,713
5% 12/1/39 (b)	1,615,000	1,877,615
Louisiana Pub. Facilities Auth. Rev. Series 2018 E:
5% 7/1/32	1,470,000	1,807,644
5% 7/1/33	1,195,000	1,463,385
5% 7/1/34	1,385,000	1,688,883

TOTAL LOUISIANA		11,411,684

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	100,000	107,169
Series 2013:
5% 7/1/22	400,000	434,720
5% 7/1/33	395,000	428,381
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	603,155

TOTAL MAINE		1,573,425

Maryland - 0.3%
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,094,162
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	680,000	748,102

TOTAL MARYLAND		2,842,264

Massachusetts - 3.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,832,842
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	2,000,000	2,324,460
Series 2017, 5% 7/1/47	945,000	1,047,873
Series 2019 A, 5% 7/1/44	530,000	620,826
Series 2019 K:
5% 7/1/25	825,000	989,093
5% 7/1/26	1,085,000	1,325,805
5% 7/1/27	1,305,000	1,620,484
5% 7/1/29	305,000	388,686
Series 2019:
5% 7/1/25	655,000	781,598
5% 7/1/26	370,000	448,880
5% 7/1/28	550,000	683,920
5% 7/1/29	500,000	626,435
Massachusetts Gen. Oblig. Series A, 5% 1/1/45	2,000,000	2,395,320
Massachusetts Health & Edl. Facilities Auth. Rev. (Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	2,780,000	2,884,083
Massachusetts Port Auth. Rev. Series 2019 B, 5% 7/1/44	10,000,000	12,325,400
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2018 B, 5% 8/1/43	3,290,000	4,006,924

TOTAL MASSACHUSETTS		38,302,629

Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	167,010
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,139,512
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	586,605
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	697,927
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	5,095,692
(Trinity Health Proj.) Series 2017:
5% 12/1/25	2,500,000	3,048,675
5% 12/1/37	1,000,000	1,201,260
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	872,527
Series 2015 A:
5% 8/1/26	1,675,000	1,954,189
5% 8/1/27	2,000,000	2,325,820
Series 2015, 5% 11/15/28	1,405,000	1,651,648
Series 2016, 5% 11/15/26	850,000	1,044,421
Series 2019 A, 5% 11/15/48	290,000	346,396
Milan Area Schools Series 2019, 5% 5/1/23	585,000	662,852
Oakland Univ. Rev. Series 2016, 5% 3/1/41	810,000	937,008
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	602,343
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	1,000,000	1,199,260

TOTAL MICHIGAN		23,533,145

Minnesota - 1.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	584,900
Minnesota Gen. Oblig. Series 2017 D, 5% 10/1/24	4,000,000	4,774,000
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/45	5,000	5,764
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	588,022
5% 5/1/48	675,000	810,837
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,624,810
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/33	1,500,000	1,704,300
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/20	295,000	303,933
5% 6/1/23	515,000	580,467
5% 6/1/27	500,000	610,910

TOTAL MINNESOTA		12,587,943

Missouri - 1.8%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,756,362
Series 2019 A:
4% 10/1/48	4,785,000	5,221,201
5% 10/1/46	460,000	554,116
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	170,000	187,959
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,881,365
Series 2019 C:
5% 7/1/26	1,440,000	1,768,061
5% 7/1/27	2,430,000	3,041,923
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,492,020
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	70,000	78,186
5.125% 9/1/48	125,000	139,513

TOTAL MISSOURI		19,120,706

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	80,000	89,441
Nevada - 2.2%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,543,688
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,622,740
Series 2016 B, 5% 6/15/26	1,675,000	2,046,113
Series 2017 A:
5% 6/15/22	2,520,000	2,787,674
5% 6/15/24	250,000	292,400
5% 6/15/25	5,945,000	7,123,775
5% 6/15/26	215,000	262,635
Series 2017 C, 5% 6/15/22	210,000	232,306
Series A, 5% 6/15/27	1,305,000	1,620,223
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,650,000	2,927,455
Series 2019 B, 4% 10/1/49 (b)	270,000	298,698

TOTAL NEVADA		22,757,707

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	65,000	78,428
Series 2017, 5% 7/1/44	1,000,000	1,150,890
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,777,174
Series 2016, 5% 10/1/23	170,000	193,669

TOTAL NEW HAMPSHIRE		3,200,161

New Jersey - 4.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,137,570
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,175,280
5% 6/15/35	580,000	676,065
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,005,000	1,190,835
Series 2014 PP, 5% 6/15/26	1,000,000	1,128,940
Series 2015 XX:
5% 6/15/21	1,000,000	1,064,080
5% 6/15/22	3,285,000	3,597,798
5% 6/15/23	3,500,000	3,936,590
Series 2016 A, 5% 7/15/27	1,000,000	1,167,500
Series 2016 BBB:
5% 6/15/23	1,400,000	1,574,636
5.5% 6/15/30	230,000	274,264
Series 2018 EEE:
5% 6/15/28	590,000	707,640
5% 6/15/34	1,500,000	1,757,895
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	843,313
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	200,000	211,426
5% 7/1/28	1,170,000	1,379,570
5% 7/1/41	90,000	101,660
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	309,584
5% 12/1/23	200,000	230,604
5% 12/1/24	115,000	135,975
5% 12/1/25	215,000	259,578
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,000,000	3,081,486
5% 6/1/28	1,000,000	1,219,990
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	1,300,000	1,477,099
5.25% 6/15/43	2,700,000	3,146,904
Series 2010 A, 0% 12/15/27	1,205,000	972,724
Series 2018 A:
5% 12/15/32	355,000	420,384
5% 12/15/33	8,700,000	10,241,118
5% 12/15/34	1,350,000	1,580,216
5% 12/15/35	355,000	413,383

TOTAL NEW JERSEY		45,414,107

New Mexico - 1.0%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,228,780
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 7/1/50	1,130,000	1,243,927
Series 2019 D, 3.75% 1/1/50 (b)	385,000	420,651
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000,000	5,878,950
Series 2019 A:
4% 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)	590,000	645,897
4% 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)	200,000	221,302
4% 5/1/24 (Liquidity Facility Royal Bank of Canada) (b)	675,000	752,949

TOTAL NEW MEXICO		10,392,456

New York - 3.0%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,504,933
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,421,130
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2018, 5% 9/1/36	250,000	308,768
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	332,073
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 EE, 5% 6/15/36	4,305,000	5,220,760
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S2, 5% 7/15/35	1,075,000	1,307,824
New York City Transitional Fin. Auth. Rev. Series 2018 A2, 5% 8/1/39	1,800,000	2,164,824
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	3,886,145
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,790,626
Series 2017 D, 5% 11/15/35	2,000,000	2,434,120
Series D1, 5% 11/1/25	2,050,000	2,284,008
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,227,730
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,843,760

TOTAL NEW YORK		31,726,701

New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,972,700
North Carolina - 0.4%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	982,739
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	55,000	67,676
5% 10/1/42	465,000	543,780
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	792,441
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,379,486

TOTAL NORTH CAROLINA		3,766,122

Ohio - 3.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,735,000	4,349,071
Allen County Hosp. Facilities Rev. Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.15%, tender 8/1/19 (a)(d)	400,000	400,555
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	549,390
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,150,020
Series 2016, 5% 2/15/46	1,735,000	1,984,840
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	916,632
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,164,940
Cleveland Arpt. Sys. Rev.:
5% 1/1/24 (FSA Insured)	1,200,000	1,385,256
5% 1/1/25 (FSA Insured)	730,000	864,488
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,683,925
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	2,415,000	2,933,501
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	408,878
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	225,930
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,084,980
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	987,913
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	3,345,000	3,908,532
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	497,492
5% 8/1/45	3,550,000	4,167,487
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,144,542
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	802,966
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	2,000,764
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	120,000	135,504
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	363,495
5% 12/1/22	360,000	402,412
5% 12/1/23	500,000	574,010
5% 12/1/24	525,000	618,392
5% 12/1/25	460,000	552,000
5% 12/1/26	600,000	733,716
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	900,000	1,026,495

TOTAL OHIO		38,018,126

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5.5% 8/15/57	1,515,000	1,795,775
Oregon - 0.2%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,755,071
Pennsylvania - 6.3%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	985,000	1,056,225
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,522,480
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	817,816
Series 2020 A:
5% 6/1/29 (b)	1,750,000	2,184,910
5% 6/1/32 (b)	3,000,000	3,722,700
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,339,067
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B:
5% 7/1/20	285,000	292,280
5% 7/1/21	1,215,000	1,278,921
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	508,409
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019:
4% 9/1/36	750,000	829,403
4% 9/1/37	750,000	825,908
4% 9/1/38	1,700,000	1,866,056
4% 9/1/39	1,100,000	1,202,773
4% 9/1/44	250,000	269,843
5% 9/1/22	600,000	668,268
5% 9/1/23	500,000	572,375
5% 9/1/24	675,000	789,230
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	200,000	205,600
Series 2010 B, 1.48%, tender 10/1/19 (a)	1,945,000	1,945,599
Pennsylvania Gen. Oblig.:
Series 2016, 5% 2/1/29	3,795,000	4,541,856
Series 2019, 5% 7/15/26	10,000,000	12,273,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 5/1/31	1,035,000	1,133,232
Series 2016, 5% 5/1/34	1,600,000	1,861,488
Series 2018 A, 5% 2/15/48	940,000	1,134,759
Pennsylvania Tpk. Commission Tpk. Rev. Series 2016, 5% 6/1/36	2,000,000	2,312,640
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,433,731
Series 2019 B:
5% 2/1/34	2,250,000	2,795,648
5% 2/1/35	2,750,000	3,399,495
5% 2/1/36	2,415,000	2,976,318
Philadelphia School District Series 2018 A, 5% 9/1/26	1,400,000	1,692,488
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,119,070
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	546,647
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	258,977
4% 6/1/49	555,000	607,608
5% 6/1/44	405,000	489,418
5% 6/1/49	645,000	774,458
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,637,064

TOTAL PENNSYLVANIA		65,885,860

Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,000,000	2,324,600
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	270,000	297,262
South Carolina - 1.8%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,279,531
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,539,342
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	500,000	549,370
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	400,000	444,744
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	170,000	190,857
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/26	100,000	116,929
5% 12/1/39	1,000,000	1,129,780
5% 12/1/46	4,675,000	5,246,051
Series 2016 A, 5% 12/1/33	220,000	258,995
Series A, 5% 12/1/23	790,000	906,580
Series B, 5% 12/1/24	2,520,000	2,968,283
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,830,842

TOTAL SOUTH CAROLINA		18,461,304

Tennessee - 0.6%
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	777,691
5% 4/1/28	420,000	527,348
5% 4/1/41	500,000	591,865
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	436,035
5.25% 10/1/58	1,225,000	1,458,889
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,346,995
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	107,506

TOTAL TENNESSEE		6,246,329

Texas - 11.5%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,420,100
Central Reg'l. Mobility Auth. Series 2018, 5% 1/1/25	1,000,000	1,169,450
Collin County Series 2019, 5% 2/15/26	2,315,000	2,844,186
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,548,886
Series 2019:
5% 2/15/23	1,000,000	1,131,450
5% 2/15/24	700,000	815,878
5% 2/15/25	1,000,000	1,197,100
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	597,790
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)(b)	670,000	687,715
Fort Bend Independent School District Bonds Series 2019 A, 1.95%, tender 8/1/22 (a)	2,480,000	2,524,070
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,196,080
5% 3/1/27	1,000,000	1,214,650
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (a)	500,000	570,915
Gregg County Health Facilities Dev. Series 2012 C:
3.82% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	2,025,000	2,142,268
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	886,056
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	601,725
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,630,793
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	942,732
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,523,013
Houston Independent School District:
Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	509,550
Series 2016 A, 5% 2/15/23	1,830,000	2,073,957
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,218,480
Series 2018 D, 5% 11/15/43	2,100,000	2,550,429
Laredo Independent School District Series 2018, 5% 8/1/40	775,000	928,628
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,803,330
5% 5/15/48	1,700,000	2,028,236
Series 2019, 5% 5/15/44	1,010,000	1,191,962
Midlothian Independent School District Series 2013 C, 2%, tender 8/1/24 (a)(b)	565,000	580,492
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.48%, tender 10/1/19 (a)	5,950,000	5,951,833
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,821,777
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	357,268
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	896,805
Series 2017 A, 5% 1/1/39	4,000,000	4,815,440
Series 2018:
4% 1/1/37	2,110,000	2,322,688
4% 1/1/38	1,835,000	2,013,289
5% 1/1/35	500,000	607,015
Series 2019 A:
5% 1/1/22 (b)	2,275,000	2,481,274
5% 1/1/23 (b)	2,000,000	2,252,920
5% 1/1/24 (b)	2,100,000	2,437,134
5% 1/1/38 (b)	5,000,000	6,122,850
Northside Independent School District Bonds Series 2019, 1.6%, tender 8/1/24 (a)	2,500,000	2,515,675
Pasadena Independent School District Bonds Series 2015 B, 3%, tender 8/15/24 (a)(b)	2,325,000	2,326,120
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,136,300
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,460,396
San Antonio Gen. Oblig. Series 2018, 5% 8/1/38	3,000,000	3,692,310
San Antonio Wtr. Sys. Rev. Series 2016 C, 5% 5/15/36	4,025,000	4,829,517
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,278,480
Series 2018 A, 5% 7/1/22	800,000	881,168
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	745,000	754,968
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50 (b)	930,000	1,038,113
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	395,000	396,675
Series 2019 E2, 2.25%, tender 8/1/22 (a)	1,785,000	1,802,100
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,375,354
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	591,750
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	700,000	716,440
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	1,000,000	1,211,200
Series 2018 B, 5% 4/15/49	1,000,000	1,211,440
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7.125% 1/1/46 (Pre-Refunded to 1/1/21 @ 100)	1,500,000	1,622,655
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/35	5,000,000	5,922,900
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	5,150,000	6,163,057

TOTAL TEXAS		120,536,832

Utah - 0.6%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,722,240
Series 2018 B, 5% 7/1/48	1,000,000	1,199,880

TOTAL UTAH		5,922,120

Virginia - 0.4%
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/38	3,000,000	3,643,440
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	200,000	201,796

TOTAL VIRGINIA		3,845,236

Washington - 2.6%
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,900,000	3,963,375
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	518,198
Washington Gen. Oblig.:
Series 2017 D, 5% 2/1/35	500,000	603,430
Series 2018 C, 5% 2/1/41	1,000,000	1,205,880
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	55,203
5% 7/1/42	300,000	350,883
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	223,020
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	2,090,000	2,254,420
Series 2015, 5% 1/1/25	1,000,000	1,180,800
Series 2017 A, 4% 7/1/42	5,780,000	6,233,730
Series 2017, 4% 8/15/42	7,000,000	7,246,890
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	504,588
5% 10/1/26	2,010,000	2,393,508

TOTAL WASHINGTON		26,733,925

Wisconsin - 3.4%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	883,659
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	607,226
5.25% 10/1/48	530,000	604,799
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,240,000	1,479,084
Series 2016 2, 5% 11/1/25	16,000,000	19,581,907
Series 2016 B, 5% 5/1/25	6,000,000	7,253,820
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	1,945,000	2,123,026
Series 2018, 5% 4/1/34	2,000,000	2,456,820
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	624,640

TOTAL WISCONSIN		35,614,981

TOTAL MUNICIPAL BONDS
(Cost $930,352,666)		969,399,103

Municipal Notes - 2.4%
Illinois - 0.3%
Chicago Board of Ed. TAN Series 2018 G, 2% 10/1/19	3,200,000	$3,200,470
New Jersey - 1.0%
Asbury Park Gen. Oblig. BAN Series 2019, 2.5% 7/9/20	2,600,000	2,626,085
South Orange Village Township Rev. BAN Series 2019, 2.25% 7/9/20	8,000,000	8,066,917

TOTAL NEW JERSEY		10,693,002

New York - 0.8%
Nassau County Gen. Oblig. BAN Series 2019 A, 5% 6/1/20	5,000,000	5,152,751
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21	3,000,000	3,227,370

TOTAL NEW YORK		8,380,121

Texas - 0.1%
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	1,000,000	1,002,017
Wisconsin - 0.2%
Deforest Area School District BAN Series 2019, 3% 12/18/19	900,000	900,717
Milton School District BAN Series 2019, 5% 8/19/19	800,000	801,448
Sun Prairie Area School District BAN Series 2019, 3% 12/31/19	700,000	700,941

TOTAL WISCONSIN		2,403,106

TOTAL MUNICIPAL NOTES
(Cost $25,580,873)		25,678,716
	Shares	Value

Money Market Funds - 12.6%
Fidelity Tax-Free Cash Central Fund 1.51% (e)(f)
(Cost $132,021,900)	132,008,699	132,021,900
TOTAL INVESTMENT IN SECURITIES - 107.8%
(Cost $1,087,955,439)		1,127,099,719
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(82,030,399)
NET ASSETS - 100%		$1,045,069,320

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,584,059 or 0.3% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$726,410
Total	$726,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$995,077,819	$--	$995,077,819	$--
Money Market Funds	132,021,900	132,021,900	--	--
Total Investments in Securities:	$1,127,099,719	$132,021,900	$995,077,819	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.4%
Health Care	19.2%
Transportation	17.1%
Education	8.4%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	18.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $955,933,539)	$995,077,819
Fidelity Central Funds (cost $132,021,900)	132,021,900
Total Investment in Securities (cost $1,087,955,439)		$1,127,099,719
Cash		99,720
Receivable for investments sold		9,111,885
Receivable for fund shares sold		3,998,185
Interest receivable		7,968,177
Distributions receivable from Fidelity Central Funds		128,741
Prepaid expenses		6,640
Receivable from investment adviser for expense reductions		207,098
Other receivables		2,552
Total assets		1,148,622,717
Liabilities
Payable for investments purchased
Regular delivery	$9,777,465
Delayed delivery	90,940,283
Payable for fund shares redeemed	434,117
Distributions payable	1,918,820
Accrued management fee	287,601
Other affiliated payables	86,011
Other payables and accrued expenses	109,100
Total liabilities		103,553,397
Net Assets		$1,045,069,320
Net Assets consist of:
Paid in capital		$1,004,453,066
Total distributable earnings (loss)		40,616,254
Net Assets, for 97,977,865 shares outstanding		$1,045,069,320
Net Asset Value, offering price and redemption price per share ($1,045,069,320 ÷ 97,977,865 shares)		$10.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$9,190,271
Income from Fidelity Central Funds		726,410
Total income		9,916,681
Expenses
Management fee	$1,273,700
Transfer agent fees	356,626
Accounting fees and expenses	81,918
Custodian fees and expenses	1,969
Independent trustees' fees and expenses	1,240
Registration fees	162,757
Audit	29,290
Legal	817
Miscellaneous	577
Total expenses before reductions	1,908,894
Expense reductions	(1,013,765)
Total expenses after reductions		895,129
Net investment income (loss)		9,021,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,507,047
Fidelity Central Funds	(100)
Total net realized gain (loss)		1,506,947
Change in net unrealized appreciation (depreciation) on investment securities		31,051,509
Net gain (loss)		32,558,456
Net increase (decrease) in net assets resulting from operations		$41,580,008

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	For the period October 2, 2018 (commencement of operations) to January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,021,552	$2,521,321
Net realized gain (loss)	1,506,947	236,739
Change in net unrealized appreciation (depreciation)	31,051,509	8,092,771
Net increase (decrease) in net assets resulting from operations	41,580,008	10,850,831
Distributions to shareholders	(9,296,297)	(2,517,396)
Share transactions
Proceeds from sales of shares	562,166,409	503,101,644
Reinvestment of distributions	479	502
Cost of shares redeemed	(38,897,942)	(21,918,918)
Net increase (decrease) in net assets resulting from share transactions	523,268,946	481,183,228
Total increase (decrease) in net assets	555,552,657	489,516,663
Net Assets
Beginning of period	489,516,663	–
End of period	$1,045,069,320	$489,516,663
Other Information
Shares
Sold	53,674,659	50,204,627
Issued in reinvestment of distributions	46	50
Redeemed	(3,719,999)	(2,181,518)
Net increase (decrease)	49,954,706	48,023,159

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Year endedJanuary 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.130	.081
Net realized and unrealized gain (loss)	.487	.176
Total from investment operations	.617	.257
Distributions from net investment income	(.132)	(.067)
Distributions from net realized gain	(.005)	–
Total distributions	(.137)	(.067)
Net asset value, end of period	$10.67	$10.19
Total ReturnC,D	6.08%	2.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.60%G,H
Expenses net of fee waivers, if any	.25%G	.25%G
Expenses net of all reductions	.25%G	.25%G
Net investment income (loss)	2.52%G	2.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,045,069	$489,517
Portfolio turnover rateI	13%G	2%J

 A For the period October 2, 2018 (commencement of operations) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,163,099
Gross unrealized depreciation	(16,461)
Net unrealized appreciation (depreciation)	$39,146,638
Tax cost	$1,087,953,081

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $567,835,957 and $42,051,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and will instead be paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through March 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,011,113.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,629.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,023.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.25%	$1,000.00	$1,060.80	$1.28
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

STF-SANN-0919
1.9887621.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 23, 2019